     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1997


                                                       REGISTRATION NO. 33-70374
                                                                        811-8082
________________________________________________________________________________
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         ------------------------------


                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [x]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                         POST-EFFECTIVE AMENDMENT NO. 5                      [x]
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [x]
                                AMENDMENT NO. 7                              [x]
                        (CHECK APPROPRIATE BOX OR BOXES)
                         ------------------------------


                      FIRST EAGLE INTERNATIONAL FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                         ------------------------------


             1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                         ------------------------------


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 698-3000

                         ------------------------------


                                JOHN P. ARNHOLD
                          1345 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10105
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)



                                    COPY TO:
                            WILLIAM H. BOHNETT, ESQ.
                          FULBRIGHT & JAWORSKI L.L.P.
                                666 FIFTH AVENUE
                            NEW YORK, NEW YORK 10103

                         ------------------------------

     IT  IS PROPOSED THAT  THIS FILING WILL  BECOME EFFECTIVE (CHECK APPROPRIATE
BOX):

     [x] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b);

     [ ] ON (DATE) PURSUANT TO PARAGRAPH (b);

     [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(i);

     [ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(i);

     [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(ii);

     [ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(ii) OF RULE 485.

     IF APPROPRIATE, CHECK THE FOLLOWING BOX:

     [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE
       AMENDMENT.
                         ------------------------------


     PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, REGISTRANT HAS PREVIOUSLY REGISTERED AN INDEFINITE NUMBER OF SHARES OF ITS COMMON STOCK, PAR VALUE $.01 PER SHARE. THE REGISTRANT LAST FILED A RULE 24f-2 NOTICE ON FEBRUARY 20, 1997.


________________________________________________________________________________

PROSPECTUS
Dated April 30, 1997


                      FIRST EAGLE INTERNATIONAL FUND, INC.

     First Eagle International Fund, Inc. (the 'Fund') is an open-end, non-diversified management investment company, or mutual fund, whose investment objective is to achieve capital appreciation. The Fund believes that there is substantial opportunity for capital appreciation from a professionally managed portfolio of securities selected primarily from foreign, and to a lesser extent domestic, equity and debt markets. Under normal circumstances, at least 65% of the Fund's total assets will be invested in securities of foreign issuers. The Fund's securities will be selected by the Fund's investment adviser, Arnhold and
S. Bleichroeder Advisers, Inc. (the 'Adviser'), on the basis of their appearing to be undervalued in their respective trading markets relative to the issuer's overall financial and managerial strength as measured by certain quantitative and qualitative indicators. The Adviser believes that the Fund's exposure to loss may be limited by investing in securities which, in the Adviser's opinion, appear to be undervalued by the market relative to their 'intrinsic value' as determined by the Adviser. The Fund also may invest in equity and debt securities selected on other bases and engage in transactions involving other types of investment instruments, including investment in high yield bonds, borrowing for investment purposes, short sales and derivative transactions. See 'Highlights -- Risk Factors,' 'Investment Objective and Policies and Risk Factors -- Debt Securities' and 'Investment Techniques' in the Prospectus and 'Additional Investment Information' in the Statement of Additional Information. Investments in some of these other investment instruments and techniques are considered speculative and investors should carefully read the Prospectus to determine if an investment in the Fund meets their needs. There is no assurance that the Fund's investment objective will be attained.


     The Fund's shares are sold on a no-load basis. This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated April 30, 1997, which information is incorporated herein by reference and may be obtained without charge by writing to the Fund's Transfer Agent, BISYS Fund Services, Inc. P.O. Box 182497, Columbus, Ohio 43218-2497, or telephoning BISYS Fund Services, Inc., at (800) 451-3623.


                            ------------------------
Investors are urged to read this Prospectus and retain it for future reference.

                            ------------------------

                                     [Logo]

                            ------------------------
    THESE  SECURITIES  HAVE  NOT  BEEN   APPROVED  OR  DISAPPROVED  BY   THE
      SECURITIES   AND  EXCHANGE   COMMISSION  OR   ANY  STATE  SECURITIES
       COMMISSION  NOR  HAS  THE   SECURITIES  AND  EXCHANGE   COMMISSION
         OR   ANY   STATE   SECURITIES  COMMISSION   PASSED   UPON  THE
          ACCURACY   OR    ADEQUACY    OF   THIS    PROSPECTUS.    ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   HIGHLIGHTS

Investment Objective        The  Fund is  an open-end,  non-diversified management  investment company,  or mutual fund, registered under the Investment Company  Act of 1940 (the 'Investment  Company
                              Act'). The Fund's investment objective is to seek capital appreciation by pursuing a flexible  investment strategy  emphasizing investment  in foreign,  and to  a lesser extent domestic,  equity  and debt  securities  believed by  the  Fund's  investment adviser to be undervalued in their respective trading markets. There is no assurance that the Fund's investment objective will be attained. See 'Investment Objective and
                              Policies and Risk Factors.'
Risk Factors                Investing in securities of foreign companies and governments may involve certain risks in  addition to  those arising  when investing  in domestic  securities. These risks include the possibility of  currency exchange rate  fluctuations and revaluation  of currencies  which may  adversely affect  the Fund's net  asset value  per share, the
                              existence  of  less   publicly  available  information   about  issuers,   different
                              accounting,  auditing and  financial reporting standards,  less stringent securities
                              regulation,  non-negotiable   brokerage  commissions,   different  tax   provisions,
                              political  or social instability, war or  expropriation. Moreover, foreign stock and bond markets generally are not as developed and efficient as those in the U.S.  and, therefore, the volume and liquidity in those markets may be less, and the volatility of  prices  may be  greater, than  in  U.S. markets.  Settlement of  transactions on foreign markets may be delayed beyond what is customary in U.S. markets. These risks generally are of greater concern in developing countries. See 'Investment  Objective and  Policies  and  Risk  Factors'  in  the  Prospectus  and  'Additional Investment
                              Information' in the Statement of Additional  Information. To attempt to limit  these risks,  the  Fund  may  use  some  of  the  hedging  opportunities  described  under
                              'Investment Techniques.'
                            To augment its investment return and limit its investment risk, the Fund may  purchase and  sell financial and  currency futures contracts  and related options  as well as enter into other types of derivative transactions. Similarly, the Fund may  purchase call  and put  options and  sell covered  call and  put options  on equity  and debt securities and on stock indices. There are  no limitations on the percentage of  the
                              Fund's  assets that may be  invested in such securities  and index options, provided applicable coverage and  collateral requirements  are met.  The Fund  may invest  in securities  on  a  when-issued  basis, lend  its  portfolio  securities,  enter into repurchase as well as  reverse repurchase agreements, and  engage in short sales  of securities  and arbitrage transactions and may  invest in high yield ('junk') bonds.
                              All  these  investment  techniques  and  instruments  involve  special  risks.   See
                              'Investment  Objective and Policies and Risk Factors' and 'Investment Techniques' in
                              the  Prospectus  and  'Additional  Investment  Information'  in  the  Statement   of
                              Additional Information.
                            The  Fund may borrow for securities purchases and for temporary or emergency purposes.
                              The ability to borrow for securities purchases is called leveraging. Leveraging is a speculative investment technique that carries certain risks and advantages which are more fully disclosed in 'Investment Techniques.'
                            As a  non-diversified investment  company, the  Fund's  assets may  be invested  in  a limited  number  of issues.  In that  case, an  investment in  the Fund  may present
                              greater  risks  than  an  investment  in  a  diversified  investment  company.   See
                              'Investment Objective and Policies and Risk Factors.'
Management                  Arnhold  and S. Bleichroeder  Advisers, Inc. (the  'Adviser'), a registered investment adviser, serves as the Fund's investment adviser and is compensated for its services to the Fund at  the annual rate of  1.5% per annum of  the Fund's average daily  net assets.  The  management fee  is payable  promptly  after the  close of  each fiscal quarter. The  management  fee  paid  by  the  Fund  may  be  higher  than  the  fees paid  by most  other funds.  The Adviser  has agreed  to waive  its fee  for, and to reimburse expenses of, the Fund in an amount that operates to limit annual operating expenses of the Fund for the year ending December 31, 1997 to not more than 2.25% of daily net  assets.  Pursuant  to  a separate  services  agreement,  Arnhold  and  S.
                              Bleichroeder,  Inc., a  registered broker-dealer,  provides administrative  and fund
                              accounting  support  services  and  liaison  services  to  shareholders,   including
                              assistance  with subscriptions, redemptions and other shareholder questions, as well as other services to shareholders and the Fund, for which it receives an annual  fee of up to .25% of  the  Fund's  average  daily  net  assets  payable  quarterly.  See
                              'Management  of   the  Fund -- Management  and   Services    Fees.'    Arnhold   and
                              S. Bleichroeder, Inc. also serves as the Fund's Distributor and assumes the expenses related to  distributing the Fund's shares.
Purchase of Shares          Shares  of  the  Fund's  common  stock  may  be  purchased  through  Arnhold  and   S.
                              Bleichroeder,  Inc. at the net asset value next determined after receipt of an order with complete  information  and  meeting  all the  requirements  discussed  in  this
                              Prospectus.  There is no sales charge on purchases of the Fund's shares. The current minimum initial  investment  is $5,000,  except  for  employees of  Arnhold  and  S.
                              Bleichroeder,  Inc.  who are  subject to  a $1,000  minimum initial  investment, and retirement plans which  are subject to  a $2,000 minimum  initial investment.  Also, existing  shareholders  may establish  or direct  new  accounts in  the Fund  with a minimum initial investment amount of $1,000. All subsequent investments are  subject to  a $1,000 minimum other  than retirement accounts, for  which there is no minimum subsequent investment amount,  and with  respect to the  Automatic Investment  Plan, which  has  a  minimum  subsequent  investment  of  $100.  All  current  minimum and subsequent investment amounts may be  changed or waived at  any time. Shares of  the
                              Fund  may be purchased by submitting a  completed Account Application and a check or money order payable to First Eagle  International Fund, Inc. to: First Eagle  Funds,
                              P.O. Box 182497, Columbus, Ohio 43218-2497. See 'How to Purchase Shares.'
Liquidity                   Shares of the Fund may be redeemed at the option of the stockholder at any time at the net  asset value next determined after receipt  of a redemption request. See 'How to
                              Redeem Shares.'
Dividends and
  Reinvestment              The Fund  plans  to distribute  annual  dividends of  its  net investment  income  and distribute  annually any net capital gains.  All dividends and distributions will be reinvested in full and fractional shares of the Fund at net asset value, unless  the stockholder  elects to receive dividends and distributions in cash. See 'Stockholder
                              Investment Account' and 'Dividends, Distributions and Taxes.'

                            SUMMARY OF FUND EXPENSES

Annual Fund Operating Expenses
  (as a percentage of average net assets)
     Management fees.......................................................................................   1.50%
                                                                                                              ----
     Other Expenses:
          Services fees....................................................................................    .25%
                                                                                                              ----
     Other expenses (after expense reimbursement)..........................................................    .50%
                                                                                                              ----
     Total Other Expenses..................................................................................    .75%
                                                                                                              ----
     Total Annual Fund Operating Expenses..................................................................   2.25%
                                                                                                              ----
                                                                                                              ----

                                                                                                                  10
                                   EXAMPLE                                       1 YEAR    3 YEARS    5 YEARS    YEARS
                                                                                 ------    -------    -------    -----

You would pay the following expenses on a $1,000
investment, assuming a 5% annual return and a redemption
at the end of each time period................................................      $23        $70       $120     $258
                                                                                 ------    -------    -------    -----

                            ------------------------

     The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Adviser has agreed to waive its fee for, and to reimburse expenses of, the Fund in an amount that operates to limit annual operating expenses of the Fund for the year ending December 31, 1997 to not more than 2.25% of daily net assets. The Adviser estimates that, absent the limitation, other expenses of the Fund would be approximately 1.15% and the total annual expenses of the Fund would be 2.90%. See 'Management of the Fund -- Management and Services Fees' below and 'Adviser' in the Statement of Additional Information. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS
    FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIODS INDICATED


     The following financial highlights have been audited by KPMG Peat Marwick LLP, the Fund's auditors, and contain selected data for a share of common stock outstanding, total return, ratio to average net assets and other supplemental data for the periods indicated. This information should be read in conjunction with the financial statements and the notes thereto and the independent
auditors'  report  thereon  which  appears   in  the  Statement  of   Additional
Information.



     Selected data for a share of common stock outstanding throughout each period:



                                                                      FOR THE YEARS
                                                                          ENDED              FOR THE PERIOD FROM
                                                                      DECEMBER 31,             APRIL 4, 1994**
                                                                   -------------------             THROUGH
                                                                    1996         1995         DECEMBER 31, 1994
                                                                   ------       ------       -------------------
Net asset value, beginning of year...........................      $13.38       $12.37              $12.50
  INCOME FROM INVESTMENT OPERATIONS
  Net investment loss........................................       (0.16)       (0.13)              (0.02)
  Net gains (losses) on investments (both realized and
     unrealized).............................................        2.29         1.57               (0.11)
                                                                   ------       ------             -------
               Total from investment operations..............        2.13         1.44               (0.13)
                                                                   ------       ------             -------
  LESS DISTRIBUTIONS
  Dividends (from net investment income).....................        --           --                  --
  Distributions (from capital gains).........................       (0.47)       (0.43)               --
                                                                   ------       ------             -------
               Total distributions...........................       (0.47)       (0.43)               --
                                                                   ------       ------             -------
Net asset value, end of year.................................      $15.04       $13.38             $ 12.37
                                                                   ------       ------             -------
Total Return*................................................        15.9%        11.6%               (1.0)%`D'`D'
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year...................................... $32,105,280  $22,420,889         $20,152,024
Ratio of expenses to average net assets(1)...................         2.9%         3.1%                2.0%`D'
Ratio of net investment loss to average net assets...........        (1.1)%       (1.1)%              (0.3)%`D'
Portfolio turnover rate......................................         101%         166%                170%
Average commission rate paid on portfolio security purchases
  and sales transactions(2)..................................      $ 0.03         --                  --



 * Past performance is not predictive of future performance



** Commencement of investment operations.



 `D' Annualized



`D'`D' Total return not annualized



(1) During the year ended December 31, 1996, the Fund has earned credits from the Custodian which reduce custodian fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets would remain at 2.9%.



(2) For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate per share for portfolio security trades on which commissions are charged.


     Further information regarding the Fund's performance is contained in the annual report, a copy of which may be obtained without charge.

               INVESTMENT OBJECTIVE AND POLICIES AND RISK FACTORS

     The investment objective of the Fund is to seek capital appreciation. The Fund believes that there is substantial opportunity for capital appreciation from a professionally managed portfolio of securities selected primarily from foreign, and to a lesser extent domestic, equity and debt markets. The Fund offers investors access to a geographically diverse portfolio, professional research and analysis of issuers, markets and countries worldwide, and the ability to invest in foreign securities without having to make individual arrangements for brokers, safekeeping of securities and foreign currency dealings. The Fund will invest internationally wherever the greatest opportunities exist in accordance with the Fund's objective and policies as discussed in this section.

     The Fund will seek to achieve its investment objective by pursuing a flexible investment strategy emphasizing investment in foreign, and to a lesser extent domestic, equity and debt securities believed by the Adviser to be undervalued in their respective trading markets relative to their 'intrinsic value' as determined by the Adviser. The Adviser believes the Fund's exposure to loss may be limited by investing part or all of its assets in undervalued securities. The relative proportion of the Fund's assets invested in equity and debt securities may vary depending on the Adviser's assessment of market conditions and the market's relative valuations of such securities. The Fund may also invest in permissible amounts of the other instruments described under 'Investment Techniques.' There is no assurance that the Fund's investment objective will be achieved and that objective may be changed without the vote of a majority of the Fund's outstanding voting securities.

     A guiding principle in the Adviser's selection of investments for the Fund's portfolio will be the consideration of common stocks as units of ownership in a business. Debt securities will be considered if more attractive than equity alternatives. The Adviser's evaluation of prospective equity and debt investments generally will involve an analysis of the issuer's overall financial and managerial strength as indicated by factors such as cash flow, assets, earnings, market share, growth potential, stability and managerial personnel. In addition to its analysis of a company's growth potential, the Adviser also considers such factors as prospects for relative economic growth among countries, regions, or geographic areas, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships. The Adviser will consider both large, well established and small, unseasoned issuers. Investment income is of secondary importance in the selection of investments for the Fund's portfolio but will be considered in relation to the total expected return thereon. Under normal circumstances, at least 65% of the Fund's total assets will be invested in securities of foreign issuers.

     The Fund is a non-diversified investment company and as such the Fund's assets may be invested in a limited number of issues. An investment in the Fund may therefore entail greater risks than an investment in a diversified investment company.

                        INVESTMENT IN FOREIGN SECURITIES

     Investing internationally provides the Fund with the flexibility to diversify its portfolio geographically by analyzing the valuations of securities in a variety of markets, including Europe, Latin America, the Pacific Basin and to a lesser extent in the U.S., and investing wherever in the Adviser's opinion the greatest opportunity for capital appreciation exists. Under normal circumstances the Fund intends to invest in at least three different countries. Although this investment flexibility may provide additional investment opportunities for the Fund, investing in securities of foreign companies and governments also presents certain risks in addition to those arising when investing in domestic securities. These risks include the possibility of currency exchange rate fluctuations and revaluation of currencies, the existence of less publicly available information about issuers, different accounting, auditing and financial reporting standards, less stringent securities regulation, non-negotiable brokerage commissions, different tax provisions, political or social instability, war or expropriation. Moreover, foreign stock and bond markets generally are not as developed and efficient as those in the U.S. and, therefore, the volume and liquidity in those markets may be less, and the volatility of prices may be greater, than in U.S. markets. Settlement of transactions on foreign markets may be delayed beyond what is customary in U.S. markets. The Fund may invest in developing countries considered to be emerging market countries by the World Bank. The risks associated with investment in foreign securities are generally greater in developing countries which may be subject to adverse political, social or diplomatic developments. To attempt to limit the risks of investing in foreign securities, the Fund may use some of the hedging opportunities described under 'Investment Techniques' below.

                                DEBT SECURITIES

     The Fund may invest in foreign and domestic money market instruments, including commercial paper, certificates of deposit, bankers' acceptances and other short-term debt obligations of foreign and domestic banks, provided those obligations are of 'high quality' as determined by an unaffiliated nationally recognized statistical rating service, or in the case of unrated obligations, are of comparable quality as determined by the Fund's Board of Directors. The Fund also may invest in corporate bonds of foreign and domestic issuers and obligations issued or guaranteed by the United States Government, its instrumentalities, or its agencies, or the government of any other nation ('fixed-income securities'). Various factors affect the price of fixed-income securities. The rating (if any) which is associated with a particular issue may cause price fluctuations and indicates generally the level of risk involved in various rated fixed-income securities. Another factor which may cause price fluctuations is the response of fixed-income securities to the general level of interest rates. The price of fixed-income securities generally is inversely correlated with interest rate movements. Additionally, the magnitude of the effect of interest rate movements on the price of fixed-income securities is positively correlated with the length of their maturities.

     The Fund may invest in fixed-income securities rated below Baa by Moody's Investors Service and BBB by Standard & Poor's Ratings Group, including those rated C by Standard and Poor's and D by Moody's (the lowest rating categories), only if in the opinion of the Adviser the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by its lower rating. See 'Corporate Bond Ratings' in the Appendix to the Prospectus. Since some issuers do not seek ratings for their fixed-income securities, non-rated fixed-income securities will also be considered for investment by the Fund, but only when the Adviser believes that the financial condition of the issuer of those securities and/or the protection afforded by the terms of the securities themselves limit the risk to the Fund to a degree comparable to that of rated fixed-income securities which are consistent with the Fund's investment objective and policies. Fixed-income securities of the types described above are commonly referred to as 'high yield,' 'high risk' or 'junk' bonds and generally are not meant for short-term investing. The Fund has no current intention of investing more than 5% of its net assets in high yield bonds.

     Medium to lower rated and non-rated fixed-income securities are subject to the risk of an issuer's inability to repay principal and interest payments on the obligations. An economic downturn or a substantial period of rising interest rates could severely affect the ability of certain highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. The risk of loss because of default by the issuers is significantly greater for holders of these securities because such securities are generally unsecured and often are subordinated to other creditors of the issuer. It is also possible that the secondary market could contract, independent of any specific adverse changes in the condition of a particular issuer. Prices realized upon the sale of medium to lower rated or unrated securities, under those circumstances, may be less than the prices used in calculating the Fund's net asset value. Certain proposed and recently enacted federal laws could also adversely affect the secondary market for these fixed-income securities as well as the financial condition of issuers and the value of outstanding fixed-income securities. In addition, overall credit quality of the Fund's portfolio may decline if the Fund experiences unexpected net redemptions and is forced to sell its higher rated securities. During the fiscal year ended December 31, 1996, the Fund did not invest in debt obligations rated less than BBB/Baa or unrated by any recognized statistical rating organizations.


     The yields and prices of medium to lower rated and non-rated fixed-income securities may fluctuate more than those for high rated fixed-income securities because investors perceive greater risks to be associated with those securities. In the lower quality and non-rated segments of the fixed-income securities market, changes in perceptions of the issuers' creditworthiness may occur more frequently and in a more pronounced manner relative to the high quality segments of that market. This may result in greater yield and price volatility for lower rated and non-rated fixed-income securities. See 'Additional Investment Information' in the Statement of Additional Information. For further information concerning debt securities in which the Fund may invest, see 'Investment in Foreign Securities' above. The Fund may acquire debt securities pending investment of proceeds from sales of Fund shares, or under market conditions warranting a temporary defensive posture. If the Fund assumes a temporary defensive posture, some of or all of its assets may be retained in cash or cash equivalents.

                                    WARRANTS

     The Fund may invest in warrants (in addition to those that have been acquired in units or attached to other securities) but does not currently intend to invest more than 5% of the value of its net assets (at the time of investment) in such warrants. A warrant is an option to purchase a specified quantity of equity or debt securities at a set price within a specific period of time. Warrants are speculative in nature because they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

                               SPECIAL SITUATIONS

     Many of the Fund's investments may be characterized as 'special situations.' A special situation occurs when it appears that the market price of a particular issue has the potential within an estimated time period to appreciate significantly because of a development uniquely applicable to the issuer, irrespective of general business conditions or market movements.

     Special situations may arise from liquidations, reorganizations, recapitalizations, or mergers, material litigation, technological breakthroughs, new management or management policies, or other developments. Special situations may, but do not necessarily, entail risks dissimilar to those involved in other investment situations. Those risks are primarily attributable to the possibility that the development anticipated in connection with the special situation may occur later than expected or not at all, and that, even if it does occur, the anticipated development may not have the desired effect on the market price of the security involved in the special situation.

     Special situations may also arise in connection with securities issued by newly-formed or unseasoned companies without significant operating histories. It may be more difficult to predict accurately the effect that certain developments will have on the market prices for securities of those companies, and, accordingly, to predict accurately when or whether special situations applicable to their securities may come to fruition. The Fund's investments which may be characterized as 'special situations' are not expected to exceed 10% of the Fund's total assets.

                               PORTFOLIO TURNOVER

     The portfolio turnover rate is, generally, the percentage computed by dividing the lesser of portfolio purchases or sales (excluding all securities, including options, whose maturities or expiration date at acquisition were one year or less) by the monthly average value of the portfolio. The Fund's portfolio turnover rates were 101%, 166% and 170%, respectively, in the fiscal years ended December 31, 1996, December 31, 1995 and in the fiscal period from April 4, 1994 through December 31, 1994. This rate of turnover is higher than that normally associated with an investment company and is likely to result in higher brokerage commissions and higher level of realized gains than if the turnover were lower. In addition, investment in securities traded in non-U.S. markets may involve higher brokerage, custody and settlement costs. See 'Dividends, Distributions and Taxes' below, and 'Portfolio Transactions and Brokerage' in the Statement of Additional Information.


                              ILLIQUID SECURITIES

     The Fund may invest up to 15% of its net assets (determined at the time of investment) in securities for which market quotations are not readily available, in repurchase agreements which have a maturity longer than seven days and in securities subject to restrictions on resale for which no adequate trading market exists. For more information regarding repurchase agreements and restricted securities, see 'Additional Investment Information -- Repurchase Agreements' and ' -- Restricted Securities' in the Statement of Additional Information.

                             INVESTMENT TECHNIQUES

     At least 75% of the Fund's portfolio will ordinarily be comprised of equity and debt securities as described above. To achieve its investment objective and limit its exposure to risks, the Fund may also utilize the various investment techniques described below.

             CURRENCY FUTURES CONTRACTS/FORWARD CURRENCY CONTRACTS

     The value in U.S. dollars of investments denominated in foreign currencies will be affected by changes in currency exchange rates. Exchange rate fluctuations may also affect the value of foreign government securities which the Fund may hold pending investment in foreign securities. As one way of managing currency exchange rate risk, the Fund may enter into currency futures contracts, which are agreements to purchase or sell foreign currencies at a specified price and date. Currency futures contracts are exchange-traded contracts. The Fund may also engage in forward currency contracts, which are agreements to purchase or sell foreign currencies at a specified price and date in the over-the-counter market. The Fund will usually enter into these contracts to fix the U.S. dollar value of a security it has agreed to buy or sell. The Fund may also use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if it expects a decline in the value of the currency in which the foreign security is denominated. The success of the Fund's hedging strategy will depend on the Adviser's ability to predict accurately the future exchange rate between foreign currencies and the U.S. dollar. The ability to predict the direction of currency exchange rates involves skills different from those used in selecting securities. See 'Futures Contracts' in the Statement of Additional Information.

                            DERIVATIVE TRANSACTIONS

     The Fund may invest in options, futures and swaps and related products which are often referred to collectively as 'derivatives.' Derivatives may have a return that is tied to a formula based upon an interest rate, index or other measurement which may differ from the return of a simple security of the same maturity. The Fund may use such investments in derivatives to augment its investment return or to limit its investment risk, such as to hedge against, among other things, declines in the prices of portfolio securities. The use of derivatives for non-hedging purposes is speculative.

     Derivative transactions require different investment skills of the Adviser than is required when investing in individual stocks. For example, making an investment in an option on a stock index requires consideration of possible changes in the value of the entire index, which usually consists of many stocks, as compared with the consideration of possible changes in the value of a particular stock in which an investment is made. Derivative transactions also subject the Fund to special considerations, such as the risk that the Fund will not be able to cancel its derivative contract when it may be opportune to do so and that the counterparty to the contract may not be able to fulfill its obligation thereunder. For example, (i) should the Fund write (sell) a covered option, the Fund may not be able to purchase an option in the same series so as to close out its position when it would be opportune to do so, or (ii) should the Fund enter into an interest rate swap contract, the Fund risks that the counterparty to the transaction may become insolvent and unable to meet its obligations under the contract. For more information regarding derivative transactions see 'Additional Investment Information' in the Statement of Additional Information.

                          OTHER INVESTMENT TECHNIQUES

     Other investment techniques available to the Fund, as noted below, are expected to comprise a relatively small part of the Fund's investment program when compared with its investment in equity and debt securities. These techniques are described in greater detail in the Statement of Additional Information under the caption 'Additional Investment Information.'

     The Fund may lend its portfolio securities, invest in restricted securities, acquire securities on a when-issued basis, engage in short sales and in arbitrage transactions, and may enter into repurchase agreements and reverse repurchase agreements. The Fund may borrow for temporary or emergency purposes or to purchase portfolio securities. Borrowing to purchase portfolio securities increases both investment opportunity and investment risk. As substantially all the Fund's assets fluctuate in value, whereas the obligation resulting from the borrowing is fixed, the net asset value per share of the Fund will tend to increase more when portfolio assets increase in value, and decrease more when portfolio assets decrease in value, than would otherwise be the case. This factor is known as leverage.

                            INVESTMENT RESTRICTIONS

     The Fund is subject to certain investment restrictions which constitute fundamental policies. Its fundamental policies cannot be changed without the approval of the holder of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act. See 'Investment Restrictions' in the Statement of Additional Information.

                             MANAGEMENT OF THE FUND

                               BOARD OF DIRECTORS

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors.

                                    ADVISER

     Arnhold and S. Bleichroeder Advisers, Inc. is a wholly owned subsidiary of Arnhold and S. Bleichroeder, Inc. which is a successor corporation to two German banking houses -- Gebr. Arnhold (Arnhold Brothers), founded in Dresden in 1864, and S. Bleichroeder, founded in Berlin in 1803. Arnhold and S. Bleichroeder, Inc. moved its operations to New York City in 1937 and since then has used its experience and worldwide contacts to provide asset management, global securities research and trading, and investment banking services to institutional clients both in the United States and abroad.


     The Adviser manages the Fund and is registered as an investment adviser under the Investment Advisers Act of 1940. Incorporated in 1987 under the laws of the State of Delaware, its corporate offices are located at 1345 Avenue of the Americas, New York, New York 10105. The Adviser also acts as the investment adviser to First Eagle Fund of America, Inc., a registered open-end investment company.

     The Investment Advisory Agreement between Arnhold and S. Bleichroeder, Inc. and the Fund was assigned pursuant to an assignment agreement to Arnhold and S. Bleichroeder Advisers, Inc. effective April 30, 1996. The assignment was approved by the Board of Directors of Arnhold and S. Bleichroeder, Inc. and by unanimous vote of the Board of Directors of the Fund. The Investment Advisory Agreement provides that, subject to the direction of the Fund's Board of Directors, the Adviser is responsible for the management of the Fund's portfolio. Accordingly, the Adviser will furnish advice and recommendations with respect to the Fund's portfolio of investments.


     The Adviser is not dependent upon any other party in providing the investment advisory services required in the management of the Fund. The Adviser may, however, consider analyses from various sources, including broker-dealers and futures commission merchants with which the Adviser does business.

     Arthur F. Lerner and Allan R. Raphael each serve as Senior Vice President of Arnhold and S. Bleichroeder, Inc. and are Portfolio Managers of the Adviser and have been the portfolio managers of the Fund since its inception. Together, they are responsible for the day-to-day management of the Fund's portfolio. Mr. Lerner has worked at Arnhold and S. Bleichroeder, Inc. since 1969 and manages various global and international portfolios, including a portion of the Arnhold and S. Bleichroeder, Inc.'s profit sharing plan and trust. Mr. Raphael worked as a securities analyst for firms including Lehman Brothers and Cowen and Company from 1967 until 1980 when he joined Arnhold and S. Bleichroeder, Inc. as a securities analyst specializing in international securities. From 1984 to 1988 Mr. Raphael worked at Soros Fund Management as a portfolio manager and from 1988 to December of 1992, he managed portfolios of international stocks for both Steinhardt Management and Caxton Corporation. In December of 1992 Mr. Raphael returned to Arnhold and S. Bleichroeder, Inc. and currently manages other international portfolios.

                          MANAGEMENT AND SERVICES FEES


     For the advisory services provided by the Adviser, the fee arrangement, set forth in the Fund's Investment Advisory Agreement, requires the Fund to pay to the Adviser an annual management fee of 1.5% of the Fund's average daily net assets payable quarterly. The annual advisory fee is higher than that paid by most other registered investment companies. The Adviser has agreed to waive its fee for, and to reimburse expenses of, the Fund in an amount that operates to limit annual operating expenses of the Fund for the year ending December 31, 1997 to not more than 2.25% of daily net assets.



     Arnhold and S. Bleichroeder, Inc. receives an annual services fee of up to 0.25% of the Fund's average daily net assets payable quarterly, pursuant to a separate Services Agreement which was approved by the Board of Directors, to cover expenses incurred by Arnhold and S. Bleichroeder, Inc. for providing administrative and fund accounting support services and shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. The Fund and Arnhold and S. Bleichroeder, Inc. are also parties to separate services agreements with other broker-dealers and qualified financial intermediaries for shareholder liaison services.


                                  DISTRIBUTOR


     Arnhold and S. Bleichroeder, Inc., a registered broker-dealer, investment adviser and a member of the New York Stock Exchange and the National Association of Securities Dealers, Inc., serves as the distributor of the Fund's common stock pursuant to a Distribution Agreement with the Fund. Arnhold and S.
Bleichroeder, Inc. is engaged in the investment advisory and securities underwriting and brokerage businesses. The address of the principal executive offices of Arnhold and S. Bleichroeder, Inc. is 1345 Avenue of the Americas, New York, New York 10105. The expenses related to distributing the Fund's shares are assumed by Arnhold and S.

Bleichroeder, Inc. Arnhold and S. Bleichroeder, Inc. may make payments to dealers and other persons which distribute shares of the Fund. Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise. Additionally, Arnhold and S. Bleichroeder, Inc. provides the office space, facilities, equipment and personnel necessary to perform the administrative duties provided for under the Services Agreement and the Distribution Agreement.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser is responsible for the selection of brokers, dealers and futures commission merchants to effect the Fund's portfolio transactions and the negotiation of brokerage commissions, if any. The foregoing entities may receive compensation in connection with the Fund's portfolio transactions in securities, options and futures. Orders may be directed to any broker, dealer or futures commission merchant, including, to the extent and in the manner permitted by applicable law, Arnhold and S. Bleichroeder, Inc. Commissions are generally negotiable in the case of U.S. securities exchange transactions but are generally fixed in the case of foreign exchange transactions and may be higher than prevailing U.S. rates.

     The Adviser, in placing orders for securities, options and futures for the Fund's portfolio, is required to give primary consideration to obtaining the most favorable price and efficient execution. The Adviser, to the extent consistent with the foregoing, will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions of the Fund, the Adviser or the Adviser's other clients. Commission rates are established pursuant to negotiations with the executing party based on the quantity and quality of execution services provided in light of generally prevailing rates. The Adviser is permitted to effect portfolio transactions for the Fund only if the commissions, fees or other remuneration received by Arnhold and S. Bleichroeder, Inc. are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers or dealers in connection with comparable transactions involving similar securities or options being purchased or sold on an exchange during a comparable time period. The Fund's Board of Directors, including a majority of the directors who are not 'interested' directors, has adopted procedures which are reasonably designed to assure that any commissions, fees or other remuneration received by Arnhold and S. Bleichroeder, Inc. for effecting portfolio transactions on the Fund's behalf are consistent with the foregoing standard.

     Portfolio securities may not be purchased from any underwriting or selling group of which Arnhold and S. Bleichroeder, Inc., during the existence of the group, is a member, except in accordance with rules of the Securities and Exchange Commission (the 'Commission'). The Fund's Board of Directors, including a majority of the directors who are not 'interested' persons of the Fund, has adopted procedures which are reasonably designed to assure compliance with those rules. The limitations imposed by the foregoing procedures, in the opinion of the Fund, will not significantly affect the Fund's ability to pursue its present investment objective. However, in the future in other circumstances, the Fund may be at a disadvantage because of those limitations in comparison to other funds with similar objectives but not subject to such limitations.

                                NET ASSET VALUE

     The net asset value per share is the net worth of the Fund (assets, including securities at market value, minus liabilities) divided by the number of shares outstanding. The Fund shall compute the net asset value of its shares as of 15 minutes after the close of trading on the floor of the New York Stock Exchange, which is currently 4:00 p.m., New York time, on each day the New York Stock Exchange is open for business. The net asset value will not be computed on days on which no orders to purchase, sell or redeem Fund shares have been received or on days on which changes in the value of the Fund's portfolio securities do not affect net asset value.

The net asset value per share will not be determined on such federal and non-federal holidays as are observed by the New York Stock Exchange, which currently include: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Foreign securities are valued on the basis of quotations from the primary market in which they are traded and translated from the local currency into U.S. dollars using current exchange rates. Any security, foreign or domestic, for which the primary market is on a U.S. exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the mean between the last bid and asked prices quoted on such day. NASDAQ National Market System equity securities are valued at the last sale price or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Corporate bonds (other than convertible debt securities) and U.S. Government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued on the basis of valuations provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Pricing based on market transactions in comparable securities and various relationships between securities is known as 'matrix' pricing. Other securities are valued at the mean between the most recently quoted bid and asked prices. Short-term debt instruments which mature in less than 60 days are valued at amortized cost, unless the Board of Directors determines that such valuation does not represent fair value. Securities which are otherwise not readily marketable or securities for which market quotations are not readily available are valued in good faith at fair value in accordance with procedures adopted by the Fund's Board of Directors. The Board of Directors may, from time to time, use a pricing service to value the Fund's holdings of illiquid securities, if any. See 'Investment Objective and Policies and Risk Factors -- Illiquid Securities' above.

                             HOW TO PURCHASE SHARES


     Shares of the Fund  may be purchased through  Arnhold and S.  Bleichroeder,
Inc. at the net asset value next determined after receipt of an order with complete information and meeting all the requirements discussed in this Prospectus. The current minimum initial investment is $5,000, except for employees of Arnhold and S. Bleichroeder, Inc. who are subject to a $1,000 minimum initial investment, and retirement plans which are subject to a $2,000 minimum initial investment. Also, existing shareholders may establish or direct new accounts in the Fund with a minimum initial investment of $1,000. All subsequent investments are subject to a $1,000 minimum, other than retirement accounts for which there is no minimum subsequent investment amount, and with respect to the Automatic Investment Plan for which there is a $100 minimum for subsequent investments. The current minimum initial and subsequent investment amount may be changed by the Board of Directors at any time. No commission or sales charge is imposed upon the purchase of shares. Transactions in Fund shares made through brokers and qualified financial intermediaries other than Arnhold and S. Bleichroeder, Inc. may be subject to service charges imposed by the brokers and financial intermediaries; Arnhold and S. Bleichroeder, Inc. does not now impose such charges.



     Investors should provide the information required by an IRS Form W-9 to avoid backup withholding taxes. See 'Dividends, Distributions and Taxes.' Form W-9 information is included as part of each application. Shares of the Fund may be purchased by submitting a completed Account Application and a check or money order payable to First Eagle International Fund, Inc. to: First Eagle Funds, P.O Box 182497, Columbus, Ohio 43218-2497. To purchase shares with a Federal funds wire for a new account: telefax a completed signed application to the Fund at
(614) 470-8702 and telephone First Eagle International Fund, Inc. for wire instructions. When purchases are made by check, redemptions will not be allowed until clearance of the purchase check, which may take up to ten business days.



     Subsequent investments in the Fund may be made by calling First Eagle Fund International Fund, Inc. at (800) 451-3623 on each day the New York Stock Exchange is open for business (a 'Business Day'). Shares will be purchased at the net asset value per share next determined after receipt of an order by or on behalf of the Fund with complete information and meeting all the requirements discussed in this Prospectus. The Fund may, in its discretion, reject any purchase order for shares. Payment for orders which are not received in good order, paid for in a timely manner or are not accepted by the Fund, will be returned after prompt notification to the sending stockholder.



     AUTOMATIC INVESTMENT PLAN. With a minimum initial investment of $5,000, or any other minimum initial investment amount otherwise applicable, regular investments of $100 or more per transaction may be made through automatic periodic deduction from bank savings or checking accounts. New shareholders
electing  to  start  this  plan  should  complete  Section  6  of  the   account
application. Current shareholders may begin the plan at any time by sending a signed letter with a signature guarantee and a deposit slip or a voided check to the Fund.



     Payment for shares may be made only in Federal funds or other funds immediately available to the Fund and should be wired to The Bank of New York.



     The Fund reserves the right to suspend the sale of shares to the public at any time, in response to conditions in the securities markets or otherwise.


                         STOCKHOLDER INVESTMENT ACCOUNT


     Upon the initial purchase of shares of the Fund, a Stockholder Investment Account (the 'Account') is established for each investor under which the shares are held for the investor by BISYS Fund Services, Inc. Whenever a transaction takes place in the Account, the stockholder will be mailed a statement showing the transaction and the status of the Account. No certificates will be issued to a stockholder unless the Transfer Agent specifically receives a request in writing.


     Automatic reinvestment of dividends and/or distributions is available to Fund stockholders. Information regarding this privilege is set forth under 'Stockholder Investment Account' in the Statement of Additional Information.

                              HOW TO REDEEM SHARES
                                   REDEMPTION


     Shares of the Fund can be redeemed at any time for cash at net asset value. If shares are held in non-certificate form, a written request for redemption signed by the stockholder(s) exactly as the account is registered is required unless the telephone redemption privilege has been activated, as set forth below. If certificates are held by the stockholder(s), the certificates, signed in the name(s) shown on the face of the certificates, must be returned to be redeemed. The certificates may be signed either on their reverse side or on a separate stock power. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the Fund's Transfer Agent must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be sent to the Fund.



     Whether certificates or shares are held on deposit, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed by a commercial bank, trust company, credit union, savings association or qualified broker or dealer.

     The redemption price is the net asset value per share next determined after the request for redemption is received in good order by the Fund's Transfer Agent. See 'Net Asset Value.' The Fund may change the signature guarantee requirements from time to time upon notice to stockholders, which may be given by means of a new prospectus.


     TELEPHONE REDEMPTION ORDERS for the Fund may also be made by calling the Fund on each Business Day. The trade will be executed at the net asset value per share next determined after receipt by or on behalf of the Fund of instructions with complete information and meeting all the requirements discussed in this prospectus. Stockholders will be required to provide proper identification, and verification of account information. For redemptions over $100,000, it may be necessary for other pertinent information to be verified to confirm the identity of the stockholder.



     Redemptions are effected at the net asset value per share next determined after receipt of the order by or on behalf of the Fund. Payment for redeemed shares will normally be wired in Federal funds on the next business day to the payment instructions specified. Payment instructions may be given to the Fund either on the account application, Telephone Purchase and Redemption Form or in a letter to the Fund which is signature guaranteed for all redemptions of $5,000 or more. If you do not provide payment instructions for the proceeds of a redemption, a check will be sent to the address of record.



     Redemption of shares purchased through the Automatic Investment Plan will not be allowed until clearance of the payment, which may take ten business days or longer. In the event a check used to pay for shares is not honored by a bank, the purchase order will be cancelled and the shareholder will be liable for any losses or expenses incurred by the Fund.



     The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among other things, requiring verification of stockholders' account information prior to acting upon telephone instructions. The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. Assuming the Fund's security procedures are followed, neither the Fund nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone and believed to be genuine and any loss therefrom will be borne by the investor. Please note that all telephone calls will be recorded for your protection.


                                    PAYMENT


     Payment for shares presented for redemption will ordinarily be made by check within seven days after receipt by the Fund's Transfer Agent of the certificate and/or written request in proper order. Such payment may be postponed or the right of redemption suspended at times (a) when the New York Stock Exchange (the 'Exchange') is closed for other than customary weekends and holidays, (b) when trading on the Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Commission, by order, so permits; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions prescribed in (b), (c) or (d) exist. No shares purchased by check may be redeemed until the check has cleared, which may take up to ten business days. The process to determine that the check will be honored may be expedited by telephone or written assurance to the Fund from the bank upon which the purchase check was drawn, which must be arranged for by the stockholder requesting redemption.

                             INVOLUNTARY REDEMPTION

     In order to reduce expenses, the Fund may redeem all the shares of any stockholder, including a stockholder which is an IRA, Keogh or other tax-sheltered retirement plan, or who is an employee of Arnhold and S. Bleichroeder, Inc., whose account has a net asset value of $1,000 or less. The Fund will give stockholders whose shares are being so redeemed 60 days' prior written notice in which to purchase sufficient additional shares to avoid redemption.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES



     The Fund expects to declare an annual dividend of net investment income and an annual distribution of capital gains, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the 'Internal Revenue Code'), and in all events in a manner consistent with the provisions of the Investment Company Act of 1940. Dividends and distributions will be paid in additional Fund shares based on the net asset value at the close of business on the record date, or such other date as the Board of Directors may determine, unless the stockholder elects in writing not less than five full business days prior to the record date to receive such distributions in cash. The Fund will notify each stockholder annually as to both the dollar amount and the taxable status of that year's dividends and distributions.


     The Fund has elected to qualify and intends to remain qualified as a regulated investment company under the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Internal Revenue Code. In order to satisfy the requirements for qualification, the Fund may have to restrict the extent to which it engages in short-term trading, short sales and transactions in options and futures contracts. See 'Taxes' in the Statement of Additional Information.

     All dividends from net investment income, together with distributions of short-term capital gains, will be taxable as ordinary income to the stockholder whether or not reinvested. Net capital gains of the Fund (i.e., the excess of net long-term capital gains over net short-term capital losses) will be taxable to stockholders as long-term capital gains when they are distributed as capital gains dividends to stockholders and designated as such in a written notice to stockholders mailed within 60 days after the close of the taxable year of the Fund, whether or not reinvested, and regardless of the length of time a stockholder has owned his or her shares. Currently, capital gains dividends to an individual shareholder are taxed at a maximum rate of 28% and ordinary income is subject to a maximum rate of 39.6%.

     Distributions of investment income will qualify for the 70% dividends received deduction for corporate stockholders, to the extent that the Fund's income is derived from qualified dividends received from domestic corporations. The dividends received deduction for corporate stockholders of the Fund may be reduced if the shares of the Fund with respect to which dividends are received are treated as debt-financed or deemed to have been held for less than 46 days. Tax-exempt stockholders generally will not be required to pay taxes on amounts distributed to them.

     Any gain or loss realized upon a a sale or redemption of Fund shares by a stockholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held more than one year and otherwise as short-term capital gain or loss. Any such loss, however, will be treated as long-term capital loss to the extent of any capital gain distributions received by the stockholder with respect to such shares. Moreover, any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the disposition, such as pursuant to a dividend reinvestment in shares. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     The Fund will be subject to a non-deductible 4% excise tax in any calendar year in which it does not distribute to its stockholders the sum of 98% of its ordinary income for such calendar year and 98% of its capital gain net income determined on the basis of a year ending on October 31 and 100% of any prior undistributed amount from the previous excise tax reporting period. Dividends and distributions generally are taxable to stockholders in the year in which they are received or accrued. Dividends declared to stockholders of record on a date in October, November or December are deemed to have been received on December 31 of such year of declaration even though they are not paid until January of the following calendar year.

     Under U.S. Treasury Regulations, the Fund is required to withhold and remit to the U.S. Treasury 31% of dividend, capital gain income and redemption proceeds on the accounts of certain stockholders who fail to furnish their tax identification numbers on IRS Form W-9 (or who fail to furnish IRS Form W-8 in the case of certain foreign stockholders) with the required certifications regarding the stockholder's status under the Internal Revenue Code.

     The Fund may qualify for and may make an election permitted under Section 853 of the Internal Revenue Code so that shareholders may be eligible to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid or incurred by the Fund to foreign countries (which taxes relate primarily to investment income). The Fund may make an election under Section 853, provided that more than 50% of the value of the Fund's total assets at the close of the taxable year consists of securities in foreign corporations, and the Fund satisfied the applicable distribution provisions of the Internal Revenue Code. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Internal Revenue Code.

     If the Fund invests in an equity interest in a foreign entity which is classified as a 'passive foreign investment company' ('PFIC') for federal income tax purposes, the operation of certain provisions of the Internal Revenue Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. Under Proposed Treasury Regulation Section 1.1291-8(a), the Fund may under certain circumstances elect to mark-to-market gains (but not losses) from PFIC securities in lieu of paying taxes on gain or distributions therefrom. Such gains will be treated as ordinary income under Proposed Treasury Regulation
Section 1.1291-8(b)(2).

     A stockholder who is a nonresident alien or foreign entity generally will not be subject to federal income tax on capital distributions or on any capital gain realized on a redemption of shares, provided that (i) such gains are not effectively connected with the conduct by the stockholder of a trade or business in the United States, (ii) in the case of an individual, the stockholder is not physically present in the United States for 183 days or more during the taxable year and (iii) the stockholder has furnished an IRS Form W-8 with the required certifications regarding the stockholder's foreign status under the Internal Revenue Code. Other distributions may be subject to United States tax. In particular, other distributions which are not effectively connected with a trade or business in the United States may be subject to a 30% United States withholding tax  under the  existing  provisions of  the Internal  Revenue  Code applicable to foreign individuals and entities unless a reduced rate of withholding exemption is provided under an applicable treaty. Non-U.S.
stockholders are urged to consult their own tax advisers concerning the applicability of United States tax. See 'Taxes' in the Statement of Additional Information.

     The foregoing discussion is intended only as a brief discussion of the federal income tax consequences of an investment in shares of the Fund. Distributions may also be subject to state and local taxes. Stockholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes.

                          DESCRIPTION OF COMMON STOCK

     The Fund was incorporated in Maryland on October 7, 1993. The Fund is authorized to issue one hundred million shares of its common stock. Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Fund under certain circumstances as described above under 'How to Redeem Shares.' All Shares are equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation each share of common stock of the Fund is entitled to its portion of all the Fund's assets after all debt and expenses have been paid. The shares of the Fund do not have cumulative voting rights for the election of directors.

                      HOW THE FUND CALCULATES PERFORMANCE

     From time to time, the Fund may advertise its performance in terms of total return. The Fund may further compare its performance to various published indices which are widely used as benchmarks. The Fund may also compare its performance to rankings prepared by Lipper Analytical Services, Inc. or Morningstar, Inc., each a widely recognized independent service which monitors and ranks the performance of mutual funds, and to rankings prepared by other national financial publications. The Fund's total return shows how much an investment in the Fund would have increased (decreased) over a specified period of time assuming the reinvestment of all distributions and dividends on the reinvestment dates during the period and deducting all recurring fees. The aggregate total return reflects actual performance over a stated period of time. The Fund's average annual total return demonstrates the hypothetical rate of return of a hypothetical investment if performance had been constant over the stated period of time. Total return information may be useful in reviewing the Fund's performance and for providing a basis for comparison with other investment alternatives. Fund performance figures are based upon historical results and are not intended to indicate future performance. Further performance information is contained in the Fund's annual report to stockholders, which may be obtained without charge. See 'Reports to Stockholders' below and 'Performance Information' in the Statement of Additional Information.

                            REPORTS TO STOCKHOLDERS

     The Fund will send its stockholders annual, semi-annual and quarterly reports, without charge. The Fund's annual reports will contain performance information of the Fund, as well as financial statements audited by the Fund's independent accountants.

     The Transfer Agent will send each stockholder of record a statement showing transactions in the Account, the total number of shares owned and any dividends or distributions paid. These statements will normally be mailed within five business days after a transaction occurs. The Transfer Agent will also send each stockholder of record a quarterly statement of the stockholder's account.


     Stockholder inquiries should be addressed to First Eagle Funds, P.O. Box 182497, Columbus, Ohio 43218-2497, or by telephoning (800) 451-3623.


              CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT


     The Bank of New York, 48 Wall Street, New York, NY 10286, serves as Custodian for the Fund's assets. BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 serves as Transfer and Disbursing Agent for the Fund. In those capacities, both The Bank of New York and BISYS Fund Services, Inc. maintain certain books and records pursuant to agreements with the Fund.

                                    APPENDIX

                             CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS:
     Aaa -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
     Moody's applies numerical modifiers '1,' '2' and '3' in each generic rating classification from Aa through B in its corporate bond rating system. The modifier '1' indicates that the security ranks in the higher end of its generic rating category; the modifier '2' indicates a mid-range ranking; and the modifier '3' indicates that the issue ranks in the lower end of its generic rating category.
     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and may have speculative characteristics as well.
     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     B -- Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
STANDARD & POOR'S RATINGS GROUP'S CORPORATE BOND RATINGS:
     AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.
     AA -- Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.
     A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
     BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.
     BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation.
     Cl -- The rating Cl is reserved for income bonds on which no interest is being paid.
     D -- Bonds rated D are in default, and payment of interest and/or principal is in arrears.

          NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED HEREIN, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE ADVISER OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND, BY ITS INVESTMENT ADVISER OR BY ITS DISTRIBUTOR TO SELL OR A SOLICITATION OF ANY OFFER TO BUY, ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                  ------------------------------------------

                               TABLE OF CONTENTS


                                                  PAGE
                                                  ----
Highlights......................................    2
Summary of Fund Expenses........................    4
Financial Highlights............................    5
Investment Objective and Policies and
  Risk Factors..................................    6
Investment Techniques...........................    9
Investment Restrictions.........................   10
Management of the Fund..........................   10
Portfolio Transactions and Brokerage............   12
Net Asset Value.................................   12
How to Purchase Shares..........................   13
Stockholder Investment Account..................   14
How to Redeem Shares............................   14
Dividends, Distributions and Taxes..............   16
Description of Common Stock.....................   18
How the Fund Calculates Performance.............   18
Reports to Stockholders.........................   18
Custodian and Transfer and Dividend Disbursing
  Agent.........................................   18
Appendix........................................  A-1


                                     [Logo]

                              --------------------
                                   PROSPECTUS
                              --------------------


                                 APRIL 30, 1997

                      FIRST EAGLE INTERNATIONAL FUND, INC.

                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 1997


     First Eagle International Fund, Inc. (the 'Fund') is an open-end, non-diversified management investment company, or mutual fund, whose investment objective is to achieve capital appreciation. The Fund will seek to achieve that objective by pursuing a flexible investment strategy emphasizing investment in foreign, and to a lesser extent domestic, equity and debt securities in varying proportions. Under normal circumstances at least 65% of the Fund's total assets will be invested in securities of foreign issuers. The Fund's securities will be selected by the Fund's investment adviser, Arnhold and S. Bleichroeder Advisers, Inc. (the 'Adviser'), on the basis of their appearing to be undervalued in their respective trading markets relative to the issuer's overall financial and managerial strength as measured by certain quantative indicators. The Adviser believes that the Fund's exposure to loss may be limited by investing in securities which, in the Adviser's opinion, appear to be undervalued by the market relative to their 'intrinsic value' as determined by the Adviser. The Fund also may invest in equity and debt securities selected on other bases and engage in transactions involving other types of investment instruments.


     The Fund's address is 1345 Avenue of the Americas, New York, New York 10105, and its telephone number is (212) 698-3000 or (888) 482-5667.



     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus, dated April 30, 1997, a copy of which may be obtained from BISYS Fund Services Inc., the Fund's Transfer Agent, upon request by writing to P.O. Box 182497, Columbus, Ohio 43218-2497, or telephoning (800) 451-3623.


                            ------------------------

                               TABLE OF CONTENTS


                                                                                                     CROSS REFERENCE
                                                                                                       TO PAGE IN
                                                                                             PAGE      PROSPECTUS
                                                                                             ----    ---------------

Additional Investment Information.........................................................      2            2
Investment Restrictions...................................................................     17           10
Directors, Officers and Principal Stockholders............................................     19           10
Adviser...................................................................................     21           10
Distributor...............................................................................     22           11
Portfolio Transactions and Brokerage......................................................     22           12
Stockholder Investment Account............................................................     25           14
Taxes.....................................................................................     25           16
Performance Information...................................................................     27           18
Custodian, Transfer and Dividend Disbursing Agent and Independent Auditors................     27           18
Organization and History of the Fund......................................................     27
Statement of Assets and Liabilities.......................................................    F-3
Independent Auditors' Report..............................................................   F-10

                       ADDITIONAL INVESTMENT INFORMATION

     The Fund's investment objective is to achieve capital appreciation by pursuing a flexible investment strategy emphasizing investment in foreign, and to a lesser extent domestic, equity and debt securities believed by the Adviser to be undervalued in their respective trading markets. The Adviser believes the Fund's exposure to loss may be limited by investing part or all of its assets in securities believed by the Adviser to be undervalued by the market. The Fund is a non-diversified investment company and as such the Fund's assets may be invested in a limited number of issues; thus, there may be a greater risk in an investment in the Fund when compared with an investment in a diversified investment company. See 'Highlights -- Risk Factors' and 'Investment Objective and Policies and Risk Factors' in the Prospectus.

                               FOREIGN SECURITIES

     The Fund may invest in foreign securities issued by companies of any nation regardless of its level of development. The risks involved in investing in foreign securities include political or economic instability in the country of issue, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations. Foreign securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its instrumentalities or agencies. Additionally, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S., and, with respect to certain foreign countries, there is a possibility of expropriation, confiscatory taxation or diplomatic developments which could affect investment in those countries. Investment in securities subject to a foreign country's repatriation restrictions of more than seven days will be considered illiquid securities and will be subject to the Fund's overall 15% limitation on investment in illiquid securities. See 'Illiquid Securities' below. Finally, in the event of a default of any foreign debt obligation, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of those securities. Foreign currency denominated securities may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between currencies. Foreign currency held by the Fund for foreign denominated securities purchases also may be subject to similar risks. The Fund's foreign securities and currencies will be held by its Custodian, an 'eligible foreign custodian' or a 'qualified U.S. bank,' as those terms are defined in the Investment Company Act and the rules and regulations thereunder. The Custodian will hold the Fund's foreign securities pursuant to such arrangements as are permitted by applicable foreign and domestic law.

                             HIGH YIELD SECURITIES

     The economy and interest rates affect high yield securities differently from other securities. The prices of high yield bonds, sometimes called 'junk bonds,' have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers will likely experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond owned by the Fund defaults, the Fund may incur additional expenses in seeking recovery. Additionally, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the Fund's net asset value. Furthermore, to the extent the Fund purchases high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater

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
extent by interest rate changes and thereby are more volatile than securities which pay interest periodically and in cash.

     High yield bonds present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises those provisions in a declining interest rate market and the Fund replaces the security with a lower yielding security, the Fund's income will be reduced. Also, if interest rates increase, declines in the value of high yield bonds held by the Fund will decrease its net asset value. If the Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds when independent investment judgment may indicate otherwise. In that case, the asset base upon which the Fund's expenses can be spread will be decreased, the Fund's expense ratio will be increased and its rate of return decreased.

     It is likely that there will be thin trading markets for high yield bonds. It may, therefore, be difficult to value accurately the high yield bonds, if any, in the Fund's portfolio and judgment will play a greater role in valuation because there may be less reliable objective data available. The Fund also may have difficulty selling the high yield bonds. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. If the Fund acquires illiquid or restricted high yield bonds, those securities may involve special registration requirements, liabilities, costs, and liquidity and valuation difficulties.

     Federal laws require the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limit the deductibility of interest by certain corporate issuers of high yield bonds. These laws could adversely affect the Fund's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

     If the Fund invests in zero coupon or pay-in-kind securities, it will be subject to special tax considerations related to those securities. The Fund will have to report the interest on those securities as income even though it receives no cash interest until the security's maturity or payment date. Shareholders will be taxed on that interest even if the Fund does not distribute cash to them. In order to pay taxes on that interest, shareholders may have to redeem some of their shares to pay tax or the Fund may have to sell some of its assets to distribute cash to shareholders or borrow to satisfy distribution requirements. Those actions would be likely to reduce the Fund's assets and thereby increase its expense ratio and decrease its rate of return.

     Certain risks are associated with using credit ratings as a method for evaluating high yield bonds. As credit agencies may fail to timely change the credit ratings to reflect subsequent events, the Adviser continuously monitors the issuers of high yield bonds in its portfolio to determine if the issuers, in the Adviser's opinion, will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the bonds' liquidity so the Fund can meet redemption requests. Achievement of the Fund's investment objective may be more dependent on the Adviser's own credit analysis than in the case of higher quality bonds. The Fund may retain a portfolio security whose rating has been changed.

                              OPTIONS TRANSACTIONS

INTRODUCTION

     The Adviser believes that certain transactions in options on securities and on stock indices may be useful in limiting the Fund's investment risk and augmenting its investment return. The Adviser expects, however, the amount of Fund assets to be involved in options transactions to be small relative to the Fund's investment in equity and/or debt securities. Accordingly, it is expected that only a relatively small portion of the Fund's investment return will be attributable to transactions in options on securities and on stock indices. The Fund may

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
invest in options transactions involving options on securities and on stock indices that are traded on U.S. and foreign exchanges or in the over-the-counter markets.

     The following discussion sets forth the principal characteristics of, and risks associated with, certain transactions involving options on securities and on stock indices. Investors in the Fund should carefully read the following discussion because the information set forth therein is important to an understanding of certain of the techniques which the Fund may use in seeking to limit its investment risk and enhance its investment return.

GENERAL CHARACTERISTICS OF AND LIMITATIONS APPLICABLE TO OPTIONS

     A call option is a contract pursuant to which the purchaser, in return for a premium paid, has the right to buy the equity or debt security underlying the option at a specified exercise price at any time during the term of the option. With respect to a call option on a stock index, the purchaser is entitled to receive cash if the underlying stock index rises sufficiently above its level at the time the option was purchased. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying equity or debt security against payment of the exercise price. With respect to a call option on a stock index, the writer has the obligation to deliver cash if the underlying index rises sufficiently above its level when the option was purchased.

     A put option is a similar contract. It gives the purchaser, in return for a premium, the right to sell the underlying equity or debt security at a specified exercise price during the term of the option. With respect to a put option on a stock index, the purchaser is entitled to receive cash if the underlying index falls sufficiently below its level at the time the option was purchased. The writer of the put, who receives the premium, has the obligation to buy the underlying equity or debt security upon exercise at the exercise price. With respect to a put option on a stock index, the writer has the obligation to deliver cash if the underlying index falls sufficiently below its level when the option was purchased. The price of an option will reflect, among other things, the relationship of the exercise price to the market price of the underlying financial instrument, the price volatility of the underlying financial instrument, the remaining term of the option, supply and demand of such options and interest rates.

     Securities exchanges have established limitations on the maximum number of options that an investor or group of investors acting in concert may write. It is possible that the Fund and other clients of the Adviser may be considered such a group. Position limits may restrict the Fund's ability to purchase or sell options on particular securities and on stock indices. Additionally, the extent to which the Fund may engage in call option transactions may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Fund's intention to qualify as such. See 'Taxes' below.

COVERED OPTION WRITING

     The Fund may write 'covered' call and put options on equity or debt securities and on stock indices in seeking to enhance investment return or to hedge against declines in the prices of portfolio securities or increases in the prices of securities which the Fund intends to purchase. A call option on an equity or debt security written by the Fund is 'covered' if the Fund owns the security underlying the option or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other securities held in its portfolio. A call option on an equity or debt security written by the Fund is also covered if the Fund holds, on a share-for-share basis, a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written, or greater than the exercise price of the call written if the difference is maintained by the Fund in cash. Treasury bills or other high grade short-term

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
obligations in a segregated account with the Fund's Custodian. A call option which the Fund writes on a stock index is covered if the Fund owns a portfolio of securities which correlates with the stock index or segregates in an account with its Custodian cash, or cash equivalents, equal to the total market value of the call option. A call option written by the Fund on a futures contract is covered if the Fund owns a long position in the underlying futures contract or segregates in an account with its Custodian cash, or cash equivalents, equal to the then current market value of the underlying futures contract.

     A put option written by the Fund on an equity or debt security is 'covered' if the Fund maintains cash, Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its Custodian, or holds on a share-for-share basis a put on the same equity or debt security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or lower than the exercise price of the put written if the difference is maintained in a segregated account with the Fund's Custodian. A put option written by the Fund on a stock index is covered if the Fund maintains in a segregated account with its Custodian cash, or cash equivalents, equal to the total market value of the put option. A put option written on a futures contract is covered if the Fund owns a short position in the underlying contract or segregates, in an account with its Custodian, cash or cash equivalents equal to the then current market value of the underlying futures contract.

     One reason for writing options on a securities portfolio of equity and debt securities or on stock indices is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In the case of a securities call, the writer receives the premium, but has given up the opportunity for profit from a price increase in the underlying security above the exercise price during the option period. In the case of a stock index call, the writer receives the premium, but is obligated to deliver cash if the underlying index rises sufficiently during the option period. Conversely, the put option writer has, in the form of the premium, gained a profit as long as the price of the underlying security or stock index remains above the exercise price, but has assumed an obligation to purchase the underlying security at the exercise price from or deliver cash to the buyer of the put option during the option period.

     Another reason for writing options on a securities portfolio or on stock indices is to hedge against a moderate decline in the value of securities owned by the Fund in the case of a call option, or a moderate increase in the value of securities the Fund intends to purchase, in the case of a put option. If the security or stock index underlying a covered call option written by the Fund declines, or fails to appreciate sufficiently to result in the call being exercised, the Fund will realize income equal to the amount of the premium it received for the option. That income may wholly or partially offset any decline in the value of the Fund's portfolio securities. If the value of the security or stock index underlying a covered put option written by the Fund increases and the covered put expires unexercised, the Fund may realize income equal to the amount of the premium it received for the option. That income may offset increases in the prices of securities which the Fund purchases subsequent to its writing of the put option.

     Options written by the Fund will normally have expiration dates not more than nine months from the date written. The exercise price of call options may be below ('in-the-money'), equal to ('at-the-money') or above ('out-of-the-money') the current market values of the underlying securities at the times options are written by the Fund.

     If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Fund, the Fund may be required to deliver securities or cash and may thereby forego some of or all the gain that otherwise may have been realized on the securities underlying the call option. This 'opportunity cost' may be partially or wholly offset by the premium received for the covered call written by the Fund. The Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering that security from its existing portfolio, in which case additional brokerage commissions or other transaction costs will be incurred. Under those circumstances, the market price of the security to be delivered in accordance with the exercise notice may have increased above the exercise price of the call option. If a decrease occurs in the security or stock index underlying a put option written by the Fund and it is exercised, the Fund may incur a loss. The Fund also may incur brokerage commissions in connection with its purchase of the security underlying the put option.

     So long as the obligation of an option writer continues, the writer may be assigned an exercise notice requiring in the case of a call, delivery of, or in the case of a put, purchase of the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or such earlier time as the writer effects a closing purchase transaction by purchasing an option of the same series as was previously sold. However, a writer may not effect a closing purchase transaction after notification of the exercise of an option. Further, there is no assurance that the writer will be able to effect a closing purchase transaction for particular options. See 'Closing Purchase and Sale Transactions.' To secure its obligation to deliver the underlying security in the case of a call option traded on an exchange, or to pay for the underlying security in the case of a put option traded on an exchange, a writer of a covered option is required to deposit in escrow the underlying security or other assets in accordance with rules of The Options Clearing Corporation (the 'Clearing Corporation'), of the national securities exchanges (the 'Exchanges'), and of the National Association of Securities Dealers.

PURCHASING PUT AND CALL OPTIONS ON EQUITY OR DEBT SECURITIES, CURRENCIES AND ON STOCK INDICES

     The Fund may purchase put options on equity or debt securities, currencies and on stock indices. One purpose of the Fund's purchase of such options is to hedge against declines in the value of its portfolio securities. When the Fund purchases an equity or debt security because the Adviser believes the market price of that security may rise, the Adviser may nonetheless wish to protect the Fund's holdings of the security against a decline in market value by purchasing a put option on that security, currency or on a stock index. Such protection is provided during the life of the put by entitling the Fund to sell the underlying security at the exercise price of the put or to receive cash if the underlying index falls below the exercise price. Additionally, when the Adviser anticipates a general market or market sector decline, or a decline in the market prices of specific equity or debt securities, the Adviser may seek to increase the Fund's investment return by purchasing a put on a currency, stock index or on those equity or debt securities. An increase in investment return may be achieved by exercising the put when the market price of the underlying instrument has sufficiently declined. However, if the value of a security or currency underlying a put option or the general market or a market sector does not decline sufficiently when the Fund has purchased a put option on the underlying instrument that option may result in a loss to the Fund. See 'Risks of Options on Indices' below.

     The Fund also may purchase call options on equity or debt securities, currencies and on stock indices. One purpose of the Fund's purchase of such options is to hedge against an increase in the price of securities that the Fund intends ultimately to buy. Hedge protection is provided during the life of the call because the Fund, as the holder of the call, is able to buy the underlying security at the exercise price, and, in the case of a call on a stock index, is entitled to receive cash if the underlying index rises sufficiently. However, if the value of a security underlying a call option or the general market or a market sector does not rise sufficiently when the Fund has purchased a call option on the underlying instrument, that option may result in a loss to the Fund. See 'Risks of Options on Indices' below.

CLOSING PURCHASE AND SALE TRANSACTIONS ON AN EXCHANGE

     If the writer of an option contract wishes to terminate the obligation under that contract, a 'closing purchase transaction' may be effected. This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position in an option will be cancelled by the options exchange on which the option is traded. However, an option writer may not effect a closing purchase transaction after receiving notification of the exercise of an option. Likewise, an investor who is the holder of an option contract may liquidate his or her position by effecting a 'closing sales transaction.' This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     An option position may be closed out only on an Exchange which provides a secondary market for an option of the same series. Although the Fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market may exist. In any such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions both upon the exercise of the options and upon the subsequent disposition or acquisition of securities underlying the exercised call or put options, respectively. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or a clearing corporation may not be adequate at all times to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) in which event the secondary market on that Exchange (or in the class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by a clearing corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an Exchange of special procedures which may interfere with the timely execution of customer's orders. However, the Clearing Corporation, based on forecasts provided by the Exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and the Exchanges have advised that clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

     The Fund will realize a gain or loss on a closing transaction corresponding to the difference between the price of that transaction and the price of the original transaction. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying financial instrument, any loss resulting from a closing purchase or sale transaction is likely to be offset in whole or in part by appreciation of the underlying financial instrument if it is owned by the Fund.

                            OPTIONS ON STOCK INDICES

LIMITATIONS ON THE WRITING OF CALL OPTIONS ON STOCK INDICES

     Except as described below, the Fund will write call options on indices only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When the Fund writes a call option on a broadly based stock market index, the Fund will segregate or put into escrow with its Custodian any combination of cash, cash equivalents or 'qualified securities' with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. The Fund will write call options on broadly based stock market indices only if at the time of writing it holds a diversified portfolio of stocks.

     If the Fund has written an option on an industry or market segment index, it will segregate or put into escrow with its Custodian, or pledge to a broker as collateral for the option, at least ten 'qualified securities,' all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the Fund's holdings in that industry or market segment. No individual security will represent more than 25% of the amount so segregated, pledged or escrowed. If at the close of business on any day the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will so segregate, escrow or pledge an amount in cash, Treasury bills or other high grade short-term obligations equal in value to the difference. In addition, when the Fund writes a call option on an index whose exercise price is below the level of the stock index ('in the money') at the time the call is written, the Fund will segregate with its Custodian or pledge to the broker as collateral cash, U.S. Government or other high grade short-term debt obligations equal in value to the amount by which the call option is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A 'qualified security' is an equity security which is listed on an Exchange or on NASDAQ against which the Fund has not written a stock call option and which has not been hedged by the Fund by the sale of stock index futures. However, if the Fund holds a call option on the same index as the call option written where the exercise price of the call option held is equal to or less than the exercise price of the call option written, or greater than the exercise price of the call options written if the difference is maintained by the Fund in cash, Treasury bills or other high grade short-term obligations in a segregated account with its Custodian, it will not be subject to the requirements described in this paragraph.

RISKS OF OPTIONS ON INDICES

     In addition to the risks generally associated with options, the distinctive characteristics of options on indices create certain risks that are not present with stock options.

     Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, successful use by the Fund of options on indices would be subject to the Adviser's ability correctly to predict movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than those used in predicting changes in the prices of individual stocks. The Fund's ability to hedge effectively through the use of options on stock indices also depends on the degree to which price movements in the underlying index correlate with price movements in the hedged securities. The Fund therefore bears the risk that prices of hedged securities will not move in the same amount

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
as the prices of options. It is also possible that there may be a negative correlation between the index and the hedged securities, which could result in a loss on both such securities and the option.

     Index prices may be distorted if trading in certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it held, which could result in substantial losses to the Fund. However, it is the Fund's policy to purchase or write options only on indices which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

     Trading in index options commenced in April 1983 with the S&P 100 option (formerly called the 'CBOE 100'). Since that time a number of additional index option contracts have been introduced including options on industry indices. Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on index options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Fund will not purchase or sell any index option contract unless and until, in the Adviser's opinion, the market for such options has developed sufficiently so that risks in accordance with such transactions are not greater than risks generally expected in connection with options on stocks.

SPECIAL RISKS OF WRITING CALLS ON INDICES

     If the Fund is assigned an exercise notice on a call it has written, the Fund would be required to liquidate portfolio securities in order to satisfy the exercise, unless it has other liquid assets that are sufficient to satisfy the exercise of the call. Because an exercise must be settled within hours after receiving the notice of exercise, if the Fund fails to anticipate an exercise, it may have to borrow from a bank pending settlement of the sale of securities in its portfolio and would incur interest charges thereon.

     When the Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell securities in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its securities portfolio in order to make settlement in cash, and the price of such securities might decline before they can be sold. For example, even if an index call which the Fund has written is 'covered' by an index call held by the Fund with the same strike price, the Fund will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the Clearing Corporation and the close of trading on the date the Fund exercises the call it holds or the time the Fund sells the call, which in either case would occur no earlier than the day following the day the exercise notice was filed.

                               FUTURES CONTRACTS

FINANCIAL AND CURRENCY FUTURES

     An interest rate futures contract is an agreement to purchase or sell an agreed amount of debt securities at a set price for delivery on a future date. Interest rate futures contracts can be purchased and sold with respect to government debt of nations of Europe, Japan and the U.S. Similarly, a currency futures contract calls for the purchase or sale of a fixed amount of a specific currency at a set price for delivery on a future date. Currency futures contracts are traded with respect to the currencies of most of the nations of Western Europe and Japan. Unlike interest rate and currency futures contracts, a stock index futures contract does not contemplate the purchase or delivery of the underlying financial instrument (interest rate and stock index futures contracts are collectively herein referred to as 'financial futures contracts'). Instead, one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract. Stock index futures contracts can be purchased or sold in Europe, Japan and the U.S.

     In contrast to the purchase or sale of a security, nothing is paid or received by the Fund upon purchase or sale of a financial or currency futures contract. Instead, the Fund will be required initially to deposit with the futures commission merchant an amount of cash or U.S. Treasury bills equal to a percentage of the contract amount. Initial margin in futures transactions differs from margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, initial margin is in the nature of a good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been met. Subsequent payments, called variation margin, to and from the futures commission merchant are made on a daily basis as the market price of the futures contract fluctuates. This process is known as 'marking to market.' At any time prior to expiration of the futures contract, the Fund may elect to close a position by taking an offsetting position which will terminate the Fund's position in the futures contract. Although interest rate futures and currency futures contracts (other than those relating to Eurodollar time deposits) generally provide for delivery and acceptance of the underlying financial instrument, the Fund expects most financial or currency futures contracts to be terminated by offsetting transactions.

OPTIONS ON FUTURES CONTRACTS


     An option on a financial or currency futures contract gives the purchaser the right, but not the obligation, to assume a position in a financial or currency futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Options currently can be purchased or sold with respect to interest rate futures contracts on U.S. Treasury Bonds, and with respect to stock index futures contracts on the Standard & Poor's 500 Stock Index. Options also currently can be purchased or sold with respect to currency futures contracts, such as the British Pound, Deutschemark, Swiss Franc, Japanese Yen, U.S. Dollar, Australian Dollar and the Canadian Dollar. An option on a currency or financial futures contract can be purchased and sold on the same exchanges or boards of trade as the underlying futures contract.


REGULATION OF FUTURES CONTRACTS AND RELATED OPTIONS

     In purchasing and selling futures contracts and related options, the Fund will comply with the rules and interpretations of the Commodity Futures Trading Commission ('CFTC'), under which the Fund is exempted from regulation as a 'commodity pool operator.' The Fund will acquire futures and related options for 'bona fide hedging' within the meaning and intent of the Commodity Exchange Act and Regulations promulgated thereunder by the CFTC. The Fund may also acquire futures and related options for other than bona fide hedging purposes provided that the aggregate initial margin and premiums required to establish such positions are in an amount not exceeding 5% of the liquidation value of the Fund's portfolio after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. When options are in-the-money at the time of purchase, the in-the-money amount will be excluded from the computation of such 5% limitation.

     The Fund will only sell futures contracts or purchase puts and write calls thereon to offset expected declines in the value of specific portfolio holdings, provided the aggregate contract amount of such futures and related options does not exceed the total market value of those holdings, as adjusted for the historic volatility of the instruments being hedged. The Fund will only purchase futures contracts or write puts and purchase calls thereon, provided it creates a segregated account with its Custodian consisting of cash, U.S. Government securities or other appropriate high-grade debt obligations in an amount equal to the total market value of any such futures contracts and related options, less the amount of premium and/or initial margin for such contracts. Such segregated account will be marked-to-market on a daily basis to reflect the current value of any such futures contracts and related options, less the amount of premium and/or initial margin for such contracts and related options.

HEDGING WITH FUTURES CONTRACTS AND RELATED OPTIONS

     The Fund may purchase an interest rate futures contract as a hedge against an anticipated decline in interest rates and resulting increase in the market price of debt securities the Fund intends to acquire. The Fund may sell an interest rate futures contract as a hedge against an anticipated increase in interest rates and resulting decline in the market price of debt securities the Fund owns. The Fund may purchase a currency futures contract to hedge against anticipated increases in the value of currency the Fund intends to acquire for prospective securities purchases relative to the value of currency the Fund is holding. The Fund may also sell a currency futures contract in anticipation of a decrease in the value of currency the Fund is holding or in anticipation of the sale of a portfolio security. The Fund may purchase a stock index futures contract as a hedge against an anticipated general market or market sector advance which may increase the market price of equity securities the Fund intends to buy. The Fund may sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio of equity securities.

     The Fund may use options on financial and currency futures contracts in connection with its hedging strategies in lieu of purchasing or selling financial and currency futures contracts. To hedge against a possible decrease in the value of equity or debt securities or currency held in its portfolio, the Fund may purchase put options and write call options on stock index, interest rate or currency futures contracts, respectively. Similarly, in anticipation of an increase in the prices of equity or debt securities or currency the Fund intends to purchase, the Fund may purchase call options or write put options on stock index or interest rate or currency futures contracts, respectively.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

     There are several risks associated with the Fund's use of financial and currency futures and related options as hedging devices. One risk arises because of imperfect correlation in the movement of prices of financial and currency futures contracts and related options and the securities or currency subject to the hedge. In the case of stock index futures and related options, the risks of imperfect correlation increases as the composition of the Fund's portfolio of equity securities diverges from the securities included in the applicable stock index. In the case of interest rate or currency futures contracts and related options, the risk of imperfect correlation presents the possibility that a correct forecast of interest or exchange rate trends by the Adviser may still not result in a successful hedging transaction. If the price of a financial or currency futures contract or related option moves more than the price of the hedged financial instrument, the Fund may experience either a loss or a gain on the contract which will not be completely offset by movements in the price of the hedged instrument. To compensate for the imperfect correlation of movements in the price of securities or currency being hedged and movements in the price of financial or currency futures contracts and related options, the Fund may buy or sell financial or currency futures contracts and related options in a greater dollar amount than the dollar amount of the securities or currency being hedged if the historical volatility of the prices of such securities or currency has been greater than the historical volatility, respectively, of the index, debt securities or currency underlying financial or currency futures contracts or related options. Conversely, the Fund may buy or sell fewer financial or currency futures contracts and related options if the historical volatility of the price of hedged securities or currency is less than the volatility of the index, debt securities or currency underlying futures contracts or related options. It is also possible that, where the Fund has sold financial futures or currency contracts or sold calls or purchased puts thereon to hedge its portfolio against a decline in the equity or debt securities or currency, the price may advance and the value of securities or currency held in the Fund's portfolio may decline.

     Where financial or currency futures contracts or related options are purchased to hedge against possible increases in the price of equity or debt securities or currency before the Fund is able to acquire such securities or currency in an orderly fashion, it is possible that the prices of the securities or currency may instead decline. If the Fund at that time decides not to acquire the securities or currency because of concern as to further market decline or for other reasons, the Fund will realize a loss on the futures contract or related option that is not offset by a reduction in the price of securities or currency purchased.

     Successful use of financial futures contracts and related options by the Fund is also subject to the Adviser's ability to predict correctly movements in the direction of the market. Similarly, successful use of currency futures and related options depends, in part, on the Adviser's ability to predict changes in exchange rates. For example, if the Fund has hedged against the possibility of a decline in the price of securities or the relative value of currency held in its portfolio and the aggregate price of those securities or the relative value of currencies increases instead, the Fund will lose part or all the benefit of the increased value of the hedged securities or currency because it will have offsetting losses on its futures or options positions. Additionally, in such situations, if the Fund has insufficient cash, it may have to sell securities or currency to meet daily variation margin payments. Sales of securities or currency under those conditions may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may have to sell securities or currency at a time when it may be disadvantageous to do so.

     A financial or currency futures position may be closed by the sale of an identical contract where the Fund has previously purchased a futures contract and by the purchase of an identical contract where the Fund has previously sold a futures contract. Gain or loss to the Fund will correspond to the difference in the price of the original transaction and that of the closing transaction. Positions in financial and currency futures and related options may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures and related options only on commodities exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular futures or related option contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts or related options have been used to hedge securities or currency held in the Fund's portfolio, such securities or currency will not be sold until the futures contract or related option can be terminated. In those circumstances, an increase in the price of the securities or currency, if any, may partially or completely offset losses on the futures contract or related option. However, as described above, there is no guarantee that the price of the securities or currency will, in fact, correlate with the price movements in futures contracts or related options and thereby offset losses on futures contracts or related options.

     The Fund intends, to the extent consistent with its bona fide hedging strategies, to purchase and sell financial or currency futures contracts and related options on the stock index or debt security or currency for which it can obtain the best price, with consideration also given to liquidity. Commodities exchanges and boards of trade have established limitations on the maximum number of options that an investor or group of investors acting in concert may write. It is possible that the Fund and other clients of the Adviser may be considered such a group. Position limits may restrict the Fund's ability to purchase or sell options on futures contracts. Additionally, the extent to which the Fund may engage in call option transactions may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Fund's intention to qualify as such. See 'Taxes' below.

                    OVER-THE-COUNTER DERIVATIVE TRANSACTIONS

     The Fund may invest in options, futures and swaps and related products which are often referred to as 'derivatives.' Derivatives may have a return that is tied to a formula based upon an interest rate, index or other measurement which may differ from the return of a simple security of the same maturity. A formula may have a cap or other limitation on the rate of interest to be paid. Derivatives may have varying degrees of volatility at different times, or under different market conditions. See 'Options Transactions,' 'Options on Stock Indices' and 'Futures Contracts' above.

     The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential between them and an index swap is an agreement to swap cash flows on a notional amount based on changes in values of the reference indices. Swaps may be used in conjunction with other derivative instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with 'caps,' 'floors' or 'collars.' A 'cap' is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A 'floor' is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A 'collar' is essentially a combination of a long cap and a short floor where the limits are set at different levels.

     The Fund will usually enter into swaps on a net basis, that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. To the extent obligations created thereby may be deemed to constitute senior securities under the Investment Company Act of 1940, the Fund will maintain required collateral in a segregated account consisting of U.S. Government securities or cash or cash equivalents. See 'Investment Restrictions' below.

SPECIAL RISKS OF OVER-THE-COUNTER DERIVATIVE TRANSACTIONS

     OTC derivative transactions differ from exchange-traded derivative transactions in several respects. OTC derivatives are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, OTC derivative pricing is normally done by reference to information from market makers, which information is carefully monitored by the Adviser and verified in appropriate cases.

     As OTC derivatives are transacted directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience a loss. An OTC derivative may only be terminated voluntarily by entering into a closing transaction with the dealer with whom the Fund originally dealt. Any such cancellation, if agreed to, may require the Fund to pay a premium to that dealer. In those cases in which the Fund has entered into a covered derivative transaction and cannot voluntarily terminate the derivative, the Fund will not be able to sell the underlying security until the derivative expires or is exercised or different cover is substituted. In such cases, the Fund may not be able to sell an underlying security even though it might otherwise be advantageous to do so.

     It is the Fund's intention to enter into OTC derivative transactions only with dealers which agree to, and which are expected to be capable of, entering into derivative closing transactions with the Fund, although there is no assurance that a dealer will voluntarily agree to terminate the derivative. There is also no assurance that the Fund will be able to liquidate an OTC derivative at any time prior to expiration. OTC derivatives for which there is no adequate secondary market will be considered illiquid. See 'Investment Objective and Policies and Risk Factors -- Illiquid Securities' in the Prospectus.

                                   BORROWING

     The Fund may from time to time increase its ownership of securities above the amounts otherwise possible by borrowing from banks (other than those affiliated with the Fund or any of its affiliates) and investing the borrowed funds. The Fund also may borrow from those banks to facilitate the meeting of redemption requests or for temporary or emergency purposes. The Fund may pledge its assets to secure those borrowings. Any borrowings by the Fund will be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all of its borrowings (including reverse repurchase agreements) computed at the time a loan is made. If the value of the Fund's assets at any time should fail to meet the 300% asset coverage described above, the Fund, within three days, is required to reduce its aggregate borrowings (including reverse repurchase agreements) to the extent necessary to meet such asset coverage and may have to sell a portion of its investments at a time when independent investment judgment would not indicate such action. Interest on money borrowed is an expense of the Fund which it would not otherwise incur so that it may have little or no net investment income during periods when its borrowings are substantial.

                             RESTRICTED SECURITIES

     The Fund may invest up to 15% of its net assets in securities which are subject to legal or contractual restrictions on resale ('Restricted Securities'), such as securities that cannot be sold unless registered under the Securities Act of 1933, as amended (the 'Securities Act'), but the Fund has no current intention of investing more than 5% of its net assets in Restricted Securities. Generally the Fund cannot sell Restricted Securities without the expense and time required to register the securities under the Securities Act. The Fund ordinarily will acquire the right to have Restricted Securities registered within a specified time period, with the payment of expenses of such registration to be subject to negotiation at the time such Restricted Securities are purchased. Certain Restricted Securities may be sold to institutional investors without registration pursuant to rules under the Securities Act. The institutional trading market is relatively new and liquidity of the Fund's investments in these Restricted Securities could be impaired if trading does not develop or declines. Restricted Securities for which no adequate trading market exists may be deemed illiquid securities. See 'Investment Objective and Policies and Risk Factors -- Illiquid Securities' in the Prospectus.

                         REVERSE REPURCHASE AGREEMENTS

     A reverse repurchase agreement involves the sale of a debt security held by the Fund coupled with an agreement by the Fund to repurchase the instrument at a stated price, date and interest payment. The Fund will use the proceeds of a reverse repurchase agreement to purchase other debt securities or to enter into repurchase agreements maturing not later than the expiration of the prior reverse repurchase agreement.

     The Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Under the Investment Company Act, reverse repurchase agreements will be considered to be borrowings by the Fund and, therefore, may be subject to the same risks involved in any borrowing in which the Fund might be involved. See 'Borrowing' above. The Fund may not enter into a reverse repurchase agreement if as a result its current obligations under such agreements would exceed one third of the value of the Fund's net assets computed at the time the reverse repurchase agreement is entered into. The Fund may invest up to 25% of its net assets in reverse repurchase agreements, but has no current intention of investing more than 5% of the value of its net assets in reverse repurchase agreements.

     The Fund may enter into reverse repurchase agreements with banks or broker-dealers. Entry into such agreements with broker-dealers requires the creation and maintenance of a segregated account with the Fund's Custodian consisting of U.S. Government securities or cash or cash equivalents.

                             REPURCHASE AGREEMENTS

     The Fund may purchase securities and concurrently enter into 'repurchase agreements.' A repurchase agreement typically involves a purchase by the Fund of an investment contract from a selling financial institution such as a bank or broker-dealer, which contract is fully secured by government obligations or other debt securities. The agreement provides that the Fund will sell the underlying securities back to the institution at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be held by the Fund's Custodian, either physically or in a book entry account. The difference between the purchase price and the resale price represents the interest earned by the Fund, which is unrelated to the coupon rate or maturity of the purchased security. Should the value of the underlying security decline below the resale price or the financial institution default in its obligation to repurchase the securities, the Fund might sustain a loss. In the event of the bankruptcy or insolvency of the financial institution, the Fund may be delayed in realizing upon the collateral underlying the repurchase agreement. Further, the law is unsettled regarding the rights of the Fund if the financial institution which is a party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to the United States Bankruptcy Code. The Fund may invest up to 25% of its net assets in repurchase agreements, but has no current intention of investing more than 5% of its net assets in repurchase agreements. Repurchase agreements of greater than seven days' maturity may be deemed to be illiquid. See 'Investment Objective and Policies and Risk Factors -- Illiquid Securities' in the Prospectus.

                             LENDING OF SECURITIES

     Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided outstanding loans do not exceed in the aggregate 331/3% of the value of the Fund's net assets and provided that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral that is equal to at least the market value, determined daily, of the loaned securities. The Fund, however, may not enter into portfolio lending arrangements with the Adviser or any of its affiliates absent appropriate regulatory relief from applicable prohibitions contained in the Investment Company Act. The Fund may lend up to 25% of its net assets, but has no current intention of committing more than 5% of the value of its net assets to portfolio loans. The advantage of portfolio lending is that the Fund continues to receive payments in lieu of the interest and dividends of the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral, which may be invested in short-term obligations.

     Loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Directors of the Fund. A loan may be terminated by the borrower on one business day's notice or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund may use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund.

     As voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities which are subject to the loan. The Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     From time to time, in the ordinary course of business, the Fund may purchase securities on a when-issued or delayed delivery basis -- i.e., delivery and payment can take place a month or more after the date of the transaction. The purchase price, or the interest rate payable on debt securities, is fixed on the transaction date. The securities so purchased are subject to market fluctuation, and no interest or dividend accrues to the Fund until delivery and payment take place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value of such securities in determining its net asset value each day. The Fund will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. The Fund's Custodian will maintain, in a separate account of the Fund, cash, U.S. Government securities or other high grade debt obligations having value equal to or greater than such commitments. On delivery dates for such transactions, the Fund may meet its obligations from maturities or sales of the securities held in the separate account and/or from then-available cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of other portfolio acquisitions, incur a gain or loss due to market fluctuation. The Fund currently intends to invest no more than 5% of the value of its net assets in such transactions.

                                  SHORT SALES

     The Fund may make short sales and short sales against-the-box but currently intends to invest no more than 5% of the value of its net assets in such transactions. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security. That borrowing arrangement, which may subject the Fund to payment of a premium, obligates the Fund to replace the borrowed security at its market price. The Fund may incur a loss with respect to a short sale transaction, if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.

     A short sale against-the-box is a short sale where, at the time of the short sale, the Fund owns, or has the immediate and unconditional right, at no extra cost, to obtain securities identical to those subject to the short sale.


     The Fund may make a short sale only if, at the time the short sale is made and after giving effect thereto, the market values of all securities sold short is one-third or less of the value of its net assets and the market value of securities sold short which are not listed on a national securities exchange does not exceed 10% of the Fund's net assets. The Fund's obligation to replace the security borrowed in connection with a short sale will be secured by collateral consisting of cash or U.S. Government securities or liquid securities which are listed on a national securities exchange or on the NASDAQ National Market System that are marked-to-market on a daily basis. Additionally, the Fund will be required to deposit similar collateral in a segregated account with its

Custodian in an amount such that the value of both collateral deposits is at all times equal to at least 100% of the current market value of the securities sold short. The Fund ordinarily will not receive interest on cash collateral although the Fund will be entitled to receive interest on collateral represented by U.S. Government securities.

     If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a gain. Any realized gain will be decreased, and any incurred loss increased, by the amount of the transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with the short sale.

                             ARBITRAGE TRANSACTIONS

     The   Fund  also  may  engage  in  arbitrage  transactions  involving  near contemporaneous purchase of securities on one market and sale of those securities on another market to take advantage of pricing differences between markets. The Fund will incur a gain to the extent that proceeds exceed costs, and a loss to the extent that costs exceed proceeds. The risk of an arbitrage transaction, therefore, is that the Fund may not be able to sell securities subject to an arbitrage at prices exceeding the costs of purchasing those securities. The Fund will attempt to limit that risk by effecting arbitrage transactions only when the prices of the securities are confirmed in advance of the trade. The Fund currently intends to invest no more than 5% of the value of its net assets in such transactions.

                    INVESTMENT IN OTHER INVESTMENT COMPANIES

     The Fund may under certain circumstances invest in securities issued by other investment companies. See 'Investment Restrictions.' If the Fund invests in such securities, investors may be subject to duplicate management, advisory or distribution fees.

                            INVESTMENT RESTRICTIONS

     The following restrictions are fundamental policies. Fundamental polices are those which cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A 'majority of the Fund's outstanding voting securities,' when used in this Statement of Additional Information, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. Restrictions or limits not included in the following list, but described elsewhere in this document and the Fund's Prospectus, are not fundamental policies of the Fund and may be changed at the discretion of the Fund's Board of Directors.

     The Fund may not:

          1. With respect to 50% of the value of its total assets, invest more than 25% of the value of its total assets in the securities of one issuer, and with respect to the other 50% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of one issuer or acquire more than 10% of the outstanding voting securities of a single issuer. This restriction shall not apply to U.S. Government securities.

          2. Invest more than 25% of its assets in the securities of issuers engaged in specific industries or industry groups.

          3. Change its sub-classification under the Investment Company Act of 1940 from non-diversified to diversified.

          4. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts is not considered the purchase of a security on margin.

          5. Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow money from a bank (and may pledge its assets to secure such borrowings) directly or through reverse repurchase agreements for securities purchases, or temporarily to facilitate meeting redemption requests or for emergency purposes, and by engaging in reverse repurchase agreements with broker-dealers. The Fund may not, however, borrow money in an aggregate amount exceeding 331/3% of the Fund's net assets. The purchase or sale of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to futures contracts are not deemed to be a pledge of assets; and neither such arrangements nor investment in over-the-counter derivative transactions or the purchase or sale of options on futures contracts on an exchange are deemed to be the issuance of a senior security.

          6. Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts.

          7. Buy or sell commodities or commodity contracts which under the Commodity Exchange Act and Regulations promulgated thereunder would require the Fund to register as a 'commodity pool operator' as that term is defined under the Commodity Exchange Act.

          8. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

          9. Make investments for the purpose of exercising control.

          10. Invest in securities of other investment companies, except in accordance with the Investment Company Act and the rules and regulations thereunder.

          11. Invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs.

          12. Make loans, except through (i) repurchase agreements (repurchase agreements with a maturity of longer than 7 days together with illiquid assets being limited to 15% of the Fund's net assets) and (ii) loans of portfolio securities.

          13. Pledge, mortgage, or hypothecate its assets in an amount exceeding 331/3% of its total assets.

          14. Invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition.

     The following restrictions are not considered fundamental policies of the Fund.

          1. The Fund may not invest in securities of any issuer if, to the knowledge of the Fund, any officer or director of the Fund or the Fund's investment adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

          2. The Fund may not purchase securities of any issuer if, as to 75% of the assets of the Fund at the time of purchase, more than 10% of the voting securities of any issuer would be held by the Fund.

          3. The Fund may not effect a change in its investment objective without giving 30 days' prior notice to shareholders.

                 DIRECTORS, OFFICERS AND PRINCIPAL STOCKHOLDERS


     Pertinent information concerning the Fund's directors and officers is set forth below. Some of the Fund's directors and officers are employees of the Adviser and its affiliates. At least a majority of the Fund's Board of Directors are not 'interested persons' of the Fund as that term is defined in the Investment Company Act.



                                           POSITION WITH                     PRINCIPAL OCCUPATION
        NAME AND ADDRESS(1)                   THE FUND                       DURING PAST 5 YEARS*
        -------------------                   --------                       --------------------

Henry H. Arnhold ...................   Director                Co-Chairman of the Board since 1994,  previously
                                                                 Chairman   of  the   Board,  Arnhold   and  S.
                                                                 Bleichroeder, Inc.; Director,  Arnhold and  S.
                                                                 Bleichroeder  Advisers, Inc.; Director, Aquila
                                                                 International Fund Ltd.,  First Eagle Fund  of
                                                                 America,  Inc. and Conservation International;
                                                                 Trustee, The New School for Social Research.
Edwin J. Ehrlich ...................   Director                Director, Pension  Fund  Trusts  --  ITT  Corp.;
  2976 Lonni Lane                                                Advisory    Board   Member,   Emerging   World
  Merrick, New York 11566                                        Investors Limited Partnership.
K. Georg Gabriel ...................   Director                Senior Advisor,  Strategic Investment  Partners,
  2401 Tracy Place, N.W.                                         Inc.; Member, Investment Committee, Eugene and
  Washington, D.C. 20008                                         Agnes  Meyer Foundation; Director, First Eagle
                                                                 Fund of America, Inc.
Robert J. Gellert ..................   Director                Manager, United Continental Corporation; General
  122 East 42nd Street                                           Partner, Windcrest Partners.
  New York, New York 10168
*Michael M. Kellen .................   Director and Vice       Director and Senior Vice President, Arnhold  and
                                       Chairman of the Board     S.   Bleichroeder,  Inc.;  Director  and  Vice
                                                                 Chairman of  the Board,  First Eagle  Fund  of
                                                                 America, Inc.
*Stephen M. Kellen .................   Director                Co-Chairman  of the Board since 1994, previously
                                                                 President, Arnhold and S. Bleichroeder,  Inc.;
                                                                 Director,    Arnhold   and   S.   Bleichroeder
                                                                 Advisers, Inc.; Director, First Eagle Fund  of
                                                                 America,  Inc.  and  The  American  Council on
                                                                 Germany; Trustee,  The Carnegie  Hall  Society
                                                                 and  WNET/Thirteen;  Trustees  Council  of The
                                                                 National Gallery of Art.
William M. Kelly ...................   Director                Manager, Lingold Associates; Independent General
  40 Wall Street -- Suite 4201                                   Partner,  ML   Venture  Partners   II,   L.P.;
  New York, New York 10005                                       Trustee,  New  York Foundation;  Treasurer and
                                                                 Trustee, Black Rock Forrest Consortium;  Board
                                                                 of Governors, Eugene Lang College.
*Stanford S. Warshawsky ............   Director and Chairman   Co-President since 1994, Director and Secretary,
                                       of the Board              previously Vice Chairman of the Board, Arnhold
                                                                 and  S. Bleichroeder,  Inc.; Director, Arnhold
                                                                 and S. Bleichroeder Advisers, Inc.;  Director,
                                                                 First  Eagle Fund of  America, Inc.; Director,
                                                                 German-American Chamber of Commerce.

                                           POSITION WITH                     PRINCIPAL OCCUPATION
        NAME AND ADDRESS(1)                   THE FUND                       DURING PAST 5 YEARS*
        -------------------                   --------                       --------------------
J. Frank Wiedeman ..................   Director                Executive Director, American Capital  Management
  324 Deermeadow Lane                                            Inc.;  Investment Adviser  to a major offshore
  Chatham, Massachusetts 02633                                   bank.
John P. Arnhold ....................   President, Chief        President and Chief  Executive Officer,  Arnhold
                                       Executive Officer,        and    S.    Bleichroeder    Advisers,   Inc.;
                                       and Chief Financial       Co-President   since   1994   and    Director,
                                       Officer                   previously  Senior Vice President, Arnhold and
                                                                 S.  Bleichroeder,   Inc.; President, Worldvest
                                                                 Inc.;   Director,  Aquila  International  Fund
                                                                 Ltd.; Director, The Global Beverage Fund Ltd.;
                                                                 Co-President  of  First Eagle Fund of America,
                                                                 Inc.
Arthur F. Lerner ...................   Vice President          Portfolio Manager, Arnhold  and S.  Bleichroeder
                                                                 Advisers, Inc.; Senior Vice President, Arnhold
                                                                 and S. Bleichroeder, Inc.
Allan R. Raphael ...................   Vice President          Portfolio  Manager, Arnhold  and S. Bleichroeder
                                                                 Advisers, Inc.; Senior Vice President, Arnhold
                                                                 and S.  Bleichroeder,  Inc.,  1992;  Portfolio
                                                                 Manager  Caxton  Corporation,  Sept. 1990-Nov.
                                                                 1992; Director, Harvey Entertainment.
Robert Miller ......................   Secretary, Treasurer    Senior   Vice   President,   Arnhold   and    S.
                                       and Chief                 Bleichroeder,  Inc.; Vice President, Secretary
                                       Accounting Officer        and Treasurer,  Arnhold  and  S.  Bleichroeder
                                                                 Advisers,  Inc.;  Secretary,  Treasurer, Chief
                                                                 Accounting   Officer   and   Chief   Financial
                                                                 Officer, First Eagle Fund of America, Inc.
Martha B. Pierce ...................   Vice President          Vice  President since 1997, previously Assistant
                                                                 Vice   President   since    1994   and    Fund
                                                                 Administrator,  Arnhold  and  S. Bleichroeder,
                                                                 Inc.;  Vice President,  First  Eagle  Fund  of
                                                                 America, Inc.
Tracy LaPointe Saltwick ............   Assistant Vice          Vice President,  Arnhold  and  S.  Bleichroeder,
                                       President                 Inc.;  Assistant  Vice President,  First Eagle
                                                                 Fund of America, Inc.
Charles J. Rodriguez ...............   Assistant Vice          Senior   Vice   President,   Arnhold   and    S.
                                       President                 Bleichroeder,  Inc.; Assistant Vice President,
                                                                 First Eagle Fund of America, Inc.
Cari Levine ........................   Assistant Secretary     Assistant  Secretary,   First  Eagle   Fund   of
                                                                 America, Inc.; Fund Administrator, Arnhold and
                                                                 S. Bleichroeder, Inc. since 1993.


------------------

* 'Interested' director, as defined in the Investment Company Act, by reason of his affiliation with Arnhold and S. Bleichroeder, Inc. and Arnhold and S. Bleichroeder Advisers, Inc.


(1) Unless otherwise stated the address is: Arnhold and S. Bleichroeder, Inc., 1345 Avenue of the Americas, New York, New York 10105.

     Henry H. Arnhold is the father of John P. Arnhold. Stephen M. Kellen is the father of Michael M. Kellen. Henry H. Arnhold and Stephen M. Kellen are first cousins by marriage.

     The officers conduct and supervise the daily business operations of the Fund, while the directors, in addition to the functions set forth under 'Distributor,' review such actions and decide on general policy.


     The Fund pays each of its directors who is not an interested person of the Fund annual compensation of $5,000 plus $500 per meeting of the Board of Directors and certain out-of-pocket expenses. Mr. Gabriel serves as a director for an affiliated investment company, First Eagle Fund of America, Inc. The following table sets out the compensation received by each of the Directors from the Fund and an affiliated fund, First Eagle Fund of America, Inc. for the fiscal year ended December 31, 1996.



                                                                                                TOTAL AGGREGATE
                                                                                             COMPENSATION FROM THE
                                                                 AGGREGATE COMPENSATION      FUND AND FIRST EAGLE
                            NAME                                     FROM THE FUND           FUND OF AMERICA, INC.
                            ----                                     -------------           ---------------------

Henry H. Arnhold............................................                  0                           0
Edwin J. Ehrlich............................................             $8,000                     $ 8,000
Paul Fribourg (resigned 3/21/96)............................             $1,750                     $ 3,000
K. Georg Gabriel............................................             $7,500                     $14,500
Robert J. Gellert...........................................             $8,000                     $ 8,000
Larry D. Horner (resigned 11/20/96).........................             $7,000                     $ 7,000
Michael M. Kellen...........................................                  0                           0
Stephen M. Kellen...........................................                  0                           0
William M. Kelly............................................             $8,000                     $ 8,000
Stanford S. Warshawsky......................................                  0                           0
J. Frank Wiedeman...........................................             $8,000                     $ 8,000



     The Fund does not pay any compensation to interested directors of the Fund or any retirement or pension benefits to directors.



     As of April 1, 1997 the directors and officers of the Fund, as a group, owned approximately 139,837 shares or 6.32% of the outstanding common stock of the Fund.



     As of April 1, 1997, Arnhold and S. Bleichroeder, Inc. Profit Sharing Plan, 1345 Avenue of the Americas, New York, NY 10105, owned beneficially and of record approximately 15.12% of the Fund's outstanding shares.


     Directors and employees of the Fund, Arnhold and S. Bleichroeder, Inc. and Arnhold and S. Bleichroeder Advisers, Inc. are permitted to engage in personal securities transactions subject to the restrictions and procedures contained in the Fund's Code of Ethics, which was approved by the Boards of Directors of the Fund and Arnhold and S. Bleichroeder, Inc.

                                    ADVISER


     Arnhold and S. Bleichroeder Advisers, Inc. provides investment advisory services as the Fund's investment adviser. For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the 'Advisory Agreement'), an annual advisory fee of 1.5% of the Fund's average daily net assets. This fee described in the Prospectus under 'Adviser -- Management and Services Fees' is accrued daily and is payable quarterly. For the fiscal period ended December 31, 1994, and for the years ended

December 31, 1995 and 1996 Arnhold and S. Bleichroeder, Inc. or the Adviser earned an advisory fee of $112,270, $338,062 and $446,932, respectively.

     The Adviser has agreed to waive its fee for, and to reimburse expenses of, the Fund in an amount that operates to limit annual operating expenses of the Fund for the year ending December 31, 1997 to not more than 2.25% of daily net assets.



                          MANAGEMENT AND SERVICES FEES



     On October 17, 1995, the Board of Directors and on December 12, 1995 the shareholders approved an amended and restated Investment Advisory Agreement between Arnhold and S. Bleichroeder, Inc. and the Fund effective January 1, 1996. The amended and restated Investment Advisory Agreement is substantially the same as the prior agreement except for the terms of the advisory fee arrangement.



     The Advisory Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act. Additionally, by unanimous vote on October 17, 1995, the directors approved the assignment of the Advisory Agreement from Arnhold and S.
Bleichroeder, Inc. to Arnhold and S. Bleichroeder Advisers, Inc., effective April 30, 1996. The Advisory Agreement provides that the Adviser will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Advisory Agreement provides that it will terminate automatically if assigned, within the meaning of the Investment Company Act, and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice.

     Arnhold and S. Bleichroeder, Inc. receives an annual service fee of up to 0.25% of the Fund's average daily net assets payable quarterly, pursuant to a separate Services Agreement which was approved by the Board of Directors, to cover expenses incurred by Arnhold and S. Bleichroeder, Inc. for providing administrative and fund accounting support services and shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions.


                                  DISTRIBUTOR

     Arnhold and S. Bleichroeder, Inc., a registered broker-dealer, investment adviser and a member of the New York Stock Exchange and the National Association of Securities Dealers ('NASD'), serves as the distributor of the Fund's common stock. Arnhold and S. Bleichroeder, Inc. is engaged in the investment advisory, securities brokerage and underwriting businesses. The Fund's shares will be continuously offered on an agency basis on behalf of the Fund, at the net asset value next determined after receipt of payment by Arnhold and S. Bleichroeder, Inc., pursuant to a Distribution Agreement with the Fund (the 'Distribution Agreement'). See 'Net Asset Value' in the Prospectus. Arnhold and S. Bleichroeder, Inc. assumes the expenses related to distributing the Fund's shares. Sales of the Fund's shares are not subject to an initial sales charge. Pursuant to the Distribution Agreement, the Fund has agreed to indemnify Arnhold and S. Bleichroeder, Inc. against certain liabilities under the Securities Act of 1933, as amended (the 'Securities Act').

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser is responsible for decisions to buy and sell securities, futures and options on securities, on indices and on futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect those transactions and the negotiation of brokerage commissions, if any.
Broker-dealers and futures commission merchants may receive brokerage commissions on Fund portfolio transactions, including options and the purchase and sale of underlying securities or futures positions upon the exercise of options. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, the Adviser.

     Equity securities traded in the over-the-counter market and bonds, including convertible bonds, are generally traded on a 'net' basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriters, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Fund will not deal with Arnhold and S. Bleichroeder, Inc. in any transaction in which Arnhold and S. Bleichroeder, Inc. acts as principal. Thus, it will not deal with Arnhold and S. Bleichroeder, Inc. acting as market maker, and it will not execute a negotiated trade with Arnhold and S. Bleichroeder, Inc. if execution involves Arnhold and S. Bleichroeder, Inc. acting as principal with respect to any part of the Fund's order.

     Portfolio securities may not be purchased from any underwriting or selling group of which Arnhold and S. Bleichroeder, Inc., during the existence of the group, is a member, except in accordance with rules of the Securities and Exchange Commission. This limitation, in the opinion of the Fund, will not significantly affect the Fund's ability to pursue its present investment objective. However, in the future in other circumstances, the Fund may be at a disadvantage because of this limitation in comparison to other funds with similar objectives but not subject to such limitations.

     In placing orders for portfolio securities or futures of the Fund, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, the Adviser will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions of the Fund, the Adviser or the Adviser's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Adviser in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than the Fund, and the services furnished by such brokers, dealers or futures commission merchants may be used by the Adviser in providing investment management for the Fund. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the executing party in the light of generally prevailing rates. In addition, the Adviser is authorized to pay higher commissions on brokerage transactions for the Fund to brokers other than Arnhold and S. Bleichroeder, Inc. in order to secure the research and investment services described above, subject to review by the Fund's Board of Directors from time to time as to the extent and continuation of this practice. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Fund's Board of Directors.

     Subject to the above considerations, Arnhold and S. Bleichroeder, Inc. may act as a securities broker for the Fund. In order for Arnhold and S. Bleichroeder, Inc. to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Arnhold and S. Bleichroeder, Inc. must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an Exchange during a comparable period of time. This standard would allow Arnhold and S. Bleichroeder, Inc. to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the directors who are not 'interested' directors, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Arnhold and S. Bleichroeder, Inc. are consistent with the foregoing standard. Brokerage transactions with Arnhold and S.
Bleichroeder, Inc. also are subject to such fiduciary standards as may be imposed by applicable law.

     From time to time the Fund may engage in agency cross transactions with respect to securities that meet its investment objective and policies. An agency cross transaction occurs when a broker sells securities from one client's account to another client's account. Cross transactions are executed with written permission from the Fund. This authorization permits cross transactions only between the Fund on one side and clients for which Arnhold and S. Bleichroeder, Inc. acts as broker, but does not act as investment adviser, on the other side. The authorization can be terminated at any time by written notice to Arnhold and S. Bleichroeder, Inc. The Fund will not engage in cross transactions with investment advisory clients of the Adviser or Arnhold and S. Bleichroeder, Inc.

     Purchase or sale confirmations for cross transactions, in addition to indicating the entire amount of transaction charges incurred by the Fund, will indicate the entire amounts of transaction charges incurred by all clients on the other side of the transaction. The Fund will be notified annually of the total number of, and transaction charges, applicable to cross transactions undertaken for the previous year and the total amount incurred for all such trades with the Fund by the clients on the other side of the transactions.

     The Fund may from time to time sell or purchase securities to or from companies or persons who are considered to be affiliated with the Fund solely because they are investment advisory clients of Arnhold and S. Bleichroeder, Inc. or the Adviser. No consideration other than cash payment against prompt delivery at the then current market price of the securities will be paid to any person involved in those transactions. Additionally, all such transactions will be consistent with procedures adopted by the Board of Directors of the Fund, including a majority of the directors who are not interested persons thereof, to assure their conformance with the requirements of the Investment Company Act.

     In accordance with Section 11(a) under the Securities Exchange Act of 1934, Arnhold and S. Bleichroeder, Inc. may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation in a written agreement executed by the Fund and Arnhold and S. Bleichroeder, Inc. The Fund has provided Arnhold and S. Bleichroeder, Inc. with such authorization. Section 11(a) provides that Arnhold and S. Bleichroeder, Inc. must furnish to the Fund at least annually a statement disclosing the aggregate compensation received by the exchange member in effecting such transactions.


     For the years ended December 31, 1996 and 1995 and for the fiscal period ended December 31, 1994 the Fund paid total brokerage commissions of $88,098, $82,550 and $136,574, respectively, of which $6,614, $31,964 and $38,565, respectively, were paid to Arnhold and S. Bleichroeder, Inc. For the year ended December 31, 1996, brokerage commissions paid by the Fund to Arnhold and S. Bleichroeder, Inc. constituted 8% of the total brokerage commissions paid by the Fund. For the year ended December 31, 1996, the Fund effected 12% of the aggregate dollar amount of its portfolio transactions involving the payment of commissions through Arnhold and S. Bleichroeder, Inc. Of the total brokerage commissions paid during the fiscal year ended December 31, 1996, $81,184, (or 92%) were paid to firms which provided research, statistical or other services. Arnhold and S. Bleichroeder, Inc. has not separately identified a portion of such brokerage commissions as applicable to the provision of such research, statistical or other services.


                         STOCKHOLDER INVESTMENT ACCOUNT

     Upon the initial purchase of shares of the Fund, a Stockholder Investment Account is established for each investor under which a record of the shares held is maintained by the Transfer Agent. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the Stockholder Investment Account at any time. There is no charge to the investor for issuance of a certificate. Whenever a transaction takes place in the Stockholder Investment Account, the stockholder will be mailed a statement showing the transaction and the status of the account. Additionally, the Transfer Agent will mail each stockholder of record a quarterly statement of the stockholder's account.

            AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS

     For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the net asset value per share at the close of business on the record date. An investor may direct the Transfer Agent in writing not less than ten full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payment will be automatically reinvested. Any stockholder who receives a cash payment representing a dividend or distribution may reinvest such dividend or distribution by returning the check or the proceeds to the Transfer Agent. Such investment will be made at the net asset value per share next determined after receipt of the check or proceeds by the Transfer Agent.

                                     TAXES

     The Fund has elected to qualify and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to distribute all but a de minimis amount of its income and capital gains to its stockholders within time periods prescribed by the Internal Revenue Code. This relieves the Fund (but not its stockholders) from paying federal income tax on income which is distributed to stockholders, and permits net capital gains of the Fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the stockholders, regardless of how long shares in the Fund are held.

     Qualification as a regulated investment company requires, among other things, that (a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, consist of certain types of qualifying income (the '90% test'); (b) the Fund derive less than 30% of its gross income from gains (without offset for losses) from the sale or other disposition of securities, certain options, futures or forward contracts, or from certain transactions in foreign currencies, held for less than three months (the '30% test'); and (c) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than government securities and securities of other regulated investment companies). Qualifying income for purposes of the 90% test consists of income derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities, gains on the sale or exchange of foreign currencies and other income (including gains from options, futures, or forward contracts) derived from the business of investing in securities or currencies. For purposes of satisfying the 30% test, offsetting positions in certain hedging transactions may be treated as a single investment, with increases and decreases in the value of the positions which are part of the hedge being netted together.

     In order not to be subject to the regular federal corporate income tax, the Fund must, in addition to the above requirements, distribute to its stockholders at least 90% of its net investment income other than net capital gains earned in each year. In addition, a regulated investment company will be subject to a non-deductible 4% excise tax in any calendar year in which the company does not distribute to its stockholders the sum of 98% of its ordinary income for such calendar year, 98% of its capital gain net income determined on an October 31 year basis and 100% any prior undistributed amount from the previous excise tax reporting period. In light of this provision, the Fund intends to distribute all of its income and capital gains (except a de minimis amount) to its stockholders during the calendar year in which such income is earned and such gains are realized.

     Dividends on stock owned by the Fund will be included in its gross income no later than the date on which the stock becomes ex-dividend with respect to the dividend. If the Fund acquires stock after it becomes ex-dividend and acquires the right to receive the dividend, it must include the dividend in its gross income on the date of acquisition.

     Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year. Other gains or losses on the sale of stock or securities will be short-term capital gains or losses. Certain of the Fund's transactions may be subject to wash sale and short sale provisions of the Internal Revenue Code. In addition, debt securities acquired by the Fund may be subject to original issue discount and market discount rules.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of the gain or loss from the disposition of non-U.S. dollar denominated securities (including debt instruments, certain financial forward, futures and option contracts, and certain preferred stock) may be treated as ordinary income or loss under Section 988 of the Internal Revenue Code. In addition and absent any election by the Fund to accrue market discount daily, all or a portion of the gain realized from the disposition of market discount bonds will be treated as ordinary income under Section 1276 of the Internal Revenue Code. Generally, a market discount bond is defined as any bond bought by the Fund after its original issuance at a price below its face or accreted value. Finally, all or a portion of the gain realized from engaging in 'conversion transactions' may be treated as ordinary income under Section 1258 of the Internal Revenue Code. 'Conversion transactions' are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

     Under the Internal Revenue Code, special rules apply to the treatment of certain options and futures contracts ('Section 1256 Contracts') held by a regulated investment company. At the end of each year Section 1256 Contracts held by the Fund will be required to be 'marked to market' for federal income tax purposes; that is, they will be treated as having been sold at market value. Sixty percent of any gain or loss recognized on these 'deemed sales' and on actual disposition will be treated as long-term capital gain or loss, and the remainder will be treated as short-term gain or loss.

     Offsetting positions held by the Fund involving certain financial forward, futures or options contracts (including certain foreign currency forward contracts or options) may constitute 'straddles.' Straddles are defined to include 'offsetting positions' in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Internal Revenue Code, which, in certain circumstances, override or modify the provisions of Sections 1256 and 988. If the Fund were treated as entering into straddles by reason of its engaging in certain forward contracts or options transactions, such straddles would be characterized as 'mixed straddles' if the forward contracts or options transactions comprising a part of such straddles were governed by Section 1256. The Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results to the Fund may differ. If no election is made to positions established by the Fund which constitute a straddle, losses realized by the Fund on one end of the straddle will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains may be treated as short-term capital gains.

     Any dividends or distributions paid shortly after a purchase by an investor may have the effect of reducing the per share net value of the investor's shares by the per share amount of the dividends or distributions. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to federal income taxes. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends or capital gains distributions which are expected to be or have been announced.

                            PERFORMANCE INFORMATION

     The Fund may advertise its performance in terms of average annual total return for 1, 5, and 10 year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               P(1 +T)'pp'n = ERV

    Where:  P     = A hypothetical initial payment of $1,000
            T     = Average annual total return
            n     = Number of years
            ERV   =  Ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1, 5, or
                     10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof)

     The calculation (i) assumes all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, (ii) includes all recurring fees that are charged to all shareholder accounts, (iii) assumes complete redemption at the end of the 1, 5, or 10 year periods to determine the ending redeemable value and (iv) does not take into account any federal or state income taxes that may be payable upon redemption.

     The Fund may also advertise aggregate total return, which represents the cumulative change in the value of a hypothetical initial investment of $1,000 in the Fund assuming a constant rate of performance over a stated period of time. Aggregate total return is computed according to the following formula:

                                    ERV -- P
                                    --------
                                        P

    Where:  P     = A hypothetical initial payment of $1,000
            ERV   =  Ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1, 5, or
                     10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof)


               CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
                            AND INDEPENDENT AUDITORS



     The Bank of New York serves as Custodian for the Fund's assets. BISYS Fund Services, Inc. serves as Transfer and Dividend Disbursing Agent. In those capacities, both The Bank of New York and BISYS Fund Services, Inc. maintain certain financial and accounting books and records pursuant to agreements with the Fund.



     KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York, 10154 serves as the Fund's independent auditors and in that capacity audits and reports on the Fund's annual financial statements and financial highlights.


                      ORGANIZATION AND HISTORY OF THE FUND

     The Fund was incorporated in Maryland on October 7, 1993.

                      FIRST EAGLE INTERNATIONAL FUND, INC.

                            SCHEDULE OF INVESTMENTS

                               December 31, 1996





   Shares                              STOCK (91.55%)                                Value
               Austria (2.56%)
       6,800   Wolford AG                                                         US$  821,806
               Brazil (1.67%)
       7,000   Telebras ADR                                                            535,500
               Finland (2.84%)
      29,000   KCI Konecranes International                                            912,343
               France (15.40%)
       1,750   Altran Technologies SA                                                  561,146
       7,700   Axime SA*                                                               888,677
       3,000   Brioche Pasquier SA                                                     383,170
       5,000   Christian Dior SA                                                       805,003
       4,387   Clarins SA                                                              642,177
       6,200   Lambert Dodard Chancereul                                             1,127,005
      10,000   Michelin                                                                538,785
                                                                                 -------------
                                                                                     4,945,963
               Germany (20.21%)
      13,300   Adidas AG                                                             1,147,810
      10,200   Bayerische Vereinsbank AG                                               418,296
       5,000   Eurobike AG                                                             152,488
      11,000   Fresenius Medical Care AG                                               940,038
       5,000   Hannover Rueckverischerungs AG                                          228,731
       5,800   Hoechst AG                                                              273,608
      22,400   Leica Camera AG                                                         697,679
      35,000   SKW Trostberg AG                                                        949,543
      15,600   Tarkett AG                                                              310,763
       4,300   VEBA AG                                                                 248,328
       2,700   Volkswagen AG                                                         1,121,270
                                                                                 -------------
                                                                                     6,488,554
               Italy (14.44%)
      71,000   Brembo SpA*                                                             996,942
     184,000   Carraro SpA                                                             847,090
     216,000   Gildemeister Italiana SpA                                               774,219
      69,400   Industrie Natuzzi SpA ADR                                             1,596,200
     114,000   Pagnossin SpA                                                           421,361
                                                                                 -------------
                                                                                     4,635,812

   Shares                             STOCK (CONTINUED)                              Value
               Netherlands (19.84%)
      33,500   Aalberts Industries NV                                             US$  823,102
      18,000   Koninklijke Ahrend NV                                                 1,002,118
      17,000   Ballast Nedam NV Cum. Conv. Pfd.                                        826,542
      17,750   Hunter Douglas NV                                                     1,195,485
      15,000   IHC Caland NV                                                           855,910
      10,000   Nedcon Group NV                                                         271,718
      10,521   Wolters Kluwer NV                                                     1,395,917
                                                                                 -------------
                                                                                     6,370,792
               Russian (1.33%)
      14,000   Mosenergo GDR                                                           425,786
               Switzerland (1.78%)
       3,500   Jungfraubahn Holdings AG                                                570,856
               United Kingdom (5.87%)
      58,000   Bluebird Toys Plc.                                                      195,037
     150,000   Hambros Plc.                                                            574,997
      30,000   Hays Plc.                                                               287,755
      41,237   J.D. Wetherspoon Plc.                                                   825,656
                                                                                 -------------
                                                                                     1,883,445
               United States (5.61%)
      25,000   Harvey Entertainment Co.*                                               148,438
      65,500   Nautica Enterprises Inc.*                                             1,653,875
                                                                                 -------------
                                                                                     1,802,313
                                                                                 -------------
               Total Stock (cost $24,013,295)                                       29,393,170

                                      WARRANTS (1.47%)
               Germany
       9,000   Allianz Exp. 2/23/98 (cost $502,621)                                    470,700

 Principal                     SHORT TERM INVESTMENTS (4.04%)
US$1,300,000   US Treasury Bill due 1/16/97 (cost $1,297,324)                        1,297,239
                                                                                 -------------
               Total Investments (cost $25,813,240)                                 31,161,109
                                                                                 -------------

               OTHER ASSETS IN EXCESS OF LIABILITIES (2.94%)                           944,171
                                                                                 -------------
               NET ASSETS (100.00%)                                                $32,105,280
                                                                                 -------------
                                                                                 -------------



              *     Non-income producing security.

             The accompanying notes are an integral part of these financial statements.

                      FIRST EAGLE INTERNATIONAL FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1996




ASSETS:
               Investments, at value (cost $25,813,240)                                $31,161,109
               Cash                                                                        387,214
               Receivable for investments sold                                           1,649,010
               Receivable for fund shares sold                                                 576
               Dividends and interest receivable                                            43,787
               Deferred organization expenses                                               65,760
                                                                                       -----------
               TOTAL ASSETS                                                             33,307,456
                                                                                       -----------
LIABILITIES:
               Management fee payable                                                      123,324
               Capital gain distribution payable                                         1,003,040
               Accrued operating expenses                                                   75,812
                                                                                       -----------
               TOTAL LIABILITIES                                                         1,202,176
                                                                                       -----------
NET ASSETS                                                                             $32,105,280
                                                                                       -----------
                                                                                       -----------

Net Assets were comprised of:
               Common stock (par $0.01) authorized 100,000,000 shares, outstanding
               2,134,166 shares (Note 6)                                               $    21,342
               Paid in surplus (Note 6)                                                 26,731,242
                                                                                       -----------
                                                                                        26,752,584
               Accumulated net realized gain on investments                                  5,410
               Net unrealized appreciation on investments and
               translation of assets and liabilities in foreign currencies               5,347,286
                                                                                       -----------
               NET ASSETS, December 31, 1996                                           $32,105,280
                                                                                       -----------
                                                                                       -----------

Net Asset Value per share:
  ($32,105,280 [div] 2,134,166 shares of common stock issued and outstanding)               $15.04
                                                                                            ------
                                                                                            ------
            The accompanying notes are an integral part of these financial statements.


                      FIRST EAGLE INTERNATIONAL FUND, INC.

                            STATEMENT OF OPERATIONS

                      For the year ended December 31, 1996




INVESTMENT INCOME:
     Dividend income (net of $56,323 foreign tax withheld)                                 $  357,412
     Interest income                                                                          166,128
                                                                                           ----------
          TOTAL INCOME                                                                        523,540
                                                                                           ----------

EXPENSES:
     Management fee (note 2)                                                                  446,932
     Accounting and custodian fees                                                            107,958
     Service fees (note 2)                                                                     74,489
     Directors' fees                                                                           48,250
     Audit fees                                                                                38,075
     Transfer agent fees                                                                       37,799
     Legal fees                                                                                36,101
     Organizational expense amortization                                                       29,280
     Registration expenses                                                                     24,484
     Printing expenses                                                                         16,307
     Miscellaneous expenses                                                                     7,136
                                                                                           ----------
          TOTAL EXPENSES                                                                      866,811
     Less: Custody earnings credits (note 3)                                                  (12,926)
                                                                                           ----------
     NET EXPENSES                                                                             853,885
                                                                                           ----------
     NET INVESTMENT LOSS                                                                     (330,345)
                                                                                           ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments                                                       1,310,638
     Change in unrealized appreciation on investments                                       3,224,827
                                                                                           ----------

NET GAIN ON INVESTMENTS                                                                     4,535,465
                                                                                           ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $4,205,120
                                                                                           ----------
                                                                                           ----------

             The accompanying notes are an integral part of these financial statements.

                      FIRST EAGLE INTERNATIONAL FUND, INC.

                       STATEMENT OF CHANGES IN NET ASSETS


                                                               For the year         For the year
                                                                   ended                ended
                                                             December 31, 1996    December 31, 1995
                                                             -----------------    -----------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment loss                                         $  (330,345)         $  (227,702)
    Net realized gain on investments                              1,310,638            1,923,496
    Net change in unrealized appreciation on investments          3,224,827              744,197
                                                             -----------------    -----------------
  Net increase in net assets resulting from operations            4,205,120            2,439,991
  Distribution from net realized gains                           (1,003,040)            (717,832)
  Transactions in fund shares-net                                 6,482,311              546,706
                                                             -----------------    -----------------
             Total increase                                       9,684,391            2,268,865
NET ASSETS:
  Beginning of year                                              22,420,889           20,152,024
                                                             -----------------    -----------------
  End of year                                                   $32,105,280          $22,420,889
                                                             -----------------    -----------------
                                                             -----------------    -----------------



   The accompanying notes are an integral part of these financial statements.



                              FINANCIAL HIGHLIGHTS



Selected data for a share of common stock outstanding throughout the period:



                                                                 For the years
                                                                     ended            For the period from
                                                                 December 31,           April 4, 1994**
                                                             ---------------------          through
                                                              1996           1995      December 31, 1994
                                                             ------         ------    -------------------
Net asset value, beginning of year                           $13.38         $12.37            $12.50
  INCOME FROM INVESTMENT OPERATIONS
  Net investment loss                                         (0.16)         (0.13)           (0.02)
  Net gains (losses) on investments (both realized
    and unrealized)                                            2.29           1.57            (0.11)
                                                             ------         ------          -------
             Total from investment operations                  2.13           1.44            (0.13)
                                                             ------         ------          -------
  LESS DISTRIBUTIONS
  Dividends (from net investment income)                       --             --               --
  Distributions (from capital gains)                          (0.47)         (0.43)            --
                                                             ------         ------          -------
             Total distributions                              (0.47)         (0.43)            --
                                                             ------         ------          -------
Net asset value, end of year                                 $15.04         $13.38          $ 12.37
                                                             ------         ------          -------
                                                             ------         ------          -------
Total Return*                                                  15.9%          11.6%            (1.0)%`D'`D'
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year                                 $32,105,280    $22,420,889      $20,152,024
Ratio of expenses to average net assets(1)                      2.9%           3.1%`D'          2.0%`D'
Ratio of net investment loss to average net assets             (1.1)%         (1.1)%`D'        (0.3)%`D'
Portfolio turnover rate                                         101%           166%             170%
Average commission rate paid on portfolio security
  purchases and sales transactions(2)                        $ 0.03            --              --



 * Past performance is not predictive of future performance


 ** Commencement of investment operations


 `D' Annualized


 `D'`D' Total return not annualized


(1) During the year ended December 31, 1996, the Fund has earned credits from the custodian which reduce custodian fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets would remain at 2.9%.


(2) For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate per share for portfolio security trades on which commissions are charged.

                      FIRST EAGLE INTERNATIONAL FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS



NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES -- First Eagle International Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940, as amended (the 'Act'), as a non-diversified, open end management investment company and was incorporated in Maryland on October 7, 1993. The Fund had no operations other than the sale to Arnhold and S. Bleichroeder, Inc. ('ASB') of 8,000 shares of its common stock for $100,000 on March 3, 1994. Investment operations commenced on April 4, 1994.



The following is a summary of significant accounting policies:



A. VALUATION OF INVESTMENTS -- Any security for which the primary market is on an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the mean between the last bid and asked prices quoted on such day. Equity securities listed on the NASDAQ National Market System are valued at the last sale price or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Corporate bonds (other than convertible debt securities) and U.S. Government Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued on the basis of valuations provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other securities are valued at the mean between the most recently quoted bid and asked prices. Short-term debt instruments which mature in less than 60 days are valued at amortized cost, unless the Board of Directors determines that such valuation does not represent fair value. Securities which are otherwise not readily marketable or securities for which market quotations are not readily available are valued in good faith at fair value in accordance with procedures adopted by the Fund's Board of Directors.



B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses on security transactions are determined based on the first-in, first-out method. Discounts and premiums on purchases of investments are accreted and amortized, respectively, as adjustments to interest income and cost of securities on a level yield basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.



SHORT SALES: The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To enter a short sale, the Fund needs to borrow the security for delivery to the buyer. The proceeds received are retained by the executing broker until the Fund replaces the borrowed security. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a gain. Any gain will be decreased, and any incurred loss increased by the amount of transaction costs and any dividends or interest which the Fund may have to pay in connection with such short sale are recorded as expenses.

FORWARD CURRENCY CONTRACTS: In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction. Such realized gains or losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.



C. FOREIGN CURRENCY TRANSLATION: The market values of securities which are not traded in United States currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.



The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. The Fund does not isolate that portion of gains and losses on investments which is due to change in foreign exchange rates from that which is due to changes in market prices of the equity securities.



D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Accordingly, no federal income tax provision is required.



E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, and distribution of net realized gain from investment transactions, if any, will be made annually. The Fund records dividends and distributions to its shareholders on the record date.



Capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles primarily due to the recognition of certain foreign currency gains (losses) as ordinary income (loss) for federal income tax purposes and net investment losses which for federal income tax purposes cannot be used to offset future net investment income. Accordingly, a permanent book and tax basis difference of $28,157 was reclassified by the Fund to paid in surplus.



F. DEFERRED ORGANIZATION EXPENSES -- A total of $146,000 was incurred in connection with the organization of the Fund. The costs have been deferred and are being amortized by the Fund over the period of benefit not to exceed 60 months from the date the Fund commenced operations. The Adviser has agreed that if any of the initial shares purchased by the Adviser are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of shares outstanding at the time of redemption.



G. ESTIMATES AND ASSUMPTIONS -- Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT -- Arnhold and S. Bleichroeder Advisers, Inc. (the 'Adviser',) a wholly owned subsidiary of ASB, manages the Fund. The Investment Advisory Agreement between ASB and the Fund has been assigned, pursuant to an assignment agreement, to the Adviser effective April 30, 1996. The assignment was approved by the Board of Directors of ASB and by unanimous vote of the Board of Directors of the Fund. The Investment Advisory Agreement provides that, subject to the direction of the Fund's Board of Directors, the Adviser is responsible for the management of the Fund's portfolio. Accordingly, the Adviser will furnish advice and recommendations with respect to the Fund's portfolio of investments.



The Adviser is responsible for the continuous supervision of the Fund's portfolio. Arthur F. Lerner and Allan R. Raphael, both Portfolio Managers of the Adviser, have been portfolio managers of the Fund since its inception. Together, they are responsible for the day-to-day management of the Fund's portfolio.



For the advisory services provided by the Adviser, the fee arrangement requires the Fund to pay an annual management fee of 1.50% of the Fund's average daily net assets payable quarterly. The annual advisory fee may be higher than that paid by most other registered investment companies. For the fiscal year beginning January 1, 1997, the Fund's Adviser has agreed to waive its fee for, and to reimburse expenses of, the Fund in an amount that operates to limit annual operating expenses of the Fund for the year ending December 31, 1997 to not more than 2.25% of daily net assets.



ASB receives an annual services fee of 0.25% of the Fund's average daily net assets payable quarterly, pursuant to a separate services agreement which was approved by the Board of Directors, to cover expenses incurred by ASB for providing administrative and fund accounting support services and shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. ASB determined that the volume and demand for shareholder liaison services required staffing in addition to the personnel responsible for investment advisory services. Prior to January 1, 1996, ASB was not being paid for such services.



NOTE 3. CUSTODIAN FEES -- The Fund has entered into an expense offset agreement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. As of December 31, 1996 the Fund's custodian fees and related offset were $41,958 and $12,926, respectively.



NOTE 4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES -- The cost of purchases and proceeds from sales of portfolio securities for the year ended December 31, 1996, excluding short-term investments, were $31,102,321 and $26,459,194, respectively.



For the year ended December 31, 1996, the Fund paid brokerage commissions on securities transactions of $88,098 of which $6,614 was paid to ASB.



NOTE 5. FEDERAL INCOME TAXES -- The United States federal income tax basis of the Fund's investments at December 31, 1996 was substantially the same as the basis for financial reporting purposes and accordingly, the aggregate gross unrealized appreciation on investments was $6,196,171 and the aggregate gross unrealized depreciation was $848,302, resulting in net unrealized appreciation for United States federal income tax purposes of $5,347,869.

NOTE 6. COMMON STOCK -- Transactions in Fund shares were as follows:



                                                   For the year ended          For the year ended
                                                   December 31, 1996           December 31, 1995
                                                ------------------------    ------------------------
                                                 Shares        Amount        Shares        Amount
                                                ---------    -----------    ---------    -----------

Beginning of year............................   1,675,613    $20,298,430    1,629,447    $19,846,326
                                                ---------    -----------    ---------    -----------
Shares sold..................................     429,455      6,119,768      200,161      2,452,762
Shares redeemed..............................     (23,211)      (337,352)    (153,995)    (1,906,056)
Reinvested distributions.....................      52,309        699,895       --            --
                                                ---------    -----------    ---------    -----------
Net increase.................................     458,553      6,482,311       46,166        546,706
                                                ---------    -----------    ---------    -----------
Adjustment representing other-than temporary
  book-tax difference........................      --            (28,157)      --            (94,602)
                                                ---------    -----------    ---------    -----------
                                                ---------    -----------    ---------    -----------
End of year..................................   2,134,166    $26,752,584    1,675,613    $20,298,430
                                                ---------    -----------    ---------    -----------
                                                ---------    -----------    ---------    -----------



Of the 2,134,166 shares outstanding at December 31, 1996, ASB owned 8,256 shares and the ASB Profit Sharing Plan owned 324,901 shares. The directors and officers of the Fund, as a group, owned approximately 121,262 shares at December 31, 1996.

                          INDEPENDENT AUDITORS' REPORT



The Shareholders and
Board of Directors
First Eagle International Fund, Inc.



     We have audited the accompanying statement of assets and liabilities and the schedule of investments of First Eagle International Fund, Inc., as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period from April 4, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.



     We conducted our audits in accordance with generally accepted auditing standards. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmation from brokers and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Eagle International Fund, Inc. as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for the two-year period then ended and the period form April 4, 1994 to December 31, 1994, in conformity with generally accepted accounting principles.



                                          KPMG PEAT MARWICK LLP



New York, New York
January 31, 1997

                      FIRST EAGLE INTERNATIONAL FUND, INC.
                                     PART C
                               OTHER INFORMATION
                                 APRIL 30, 1997


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     A. Financial Statements


         1.   --  Schedule of Investments dated December 31, 1996.
         2.   --  Statement of Assets and Liabilities dated December 31, 1996.
         3.   --  Statement of Operations for the year ended December 31, 1996.
         4.   --  Statement of Changes in Net Assets for the years ended December 31, 1995.
         5.   --  Financial highlights for the fiscal period ended December 31, 1994 and years ended
                  December 31, 1995 and 1996.
         6.   --  Notes to Financial Statements.
         7.   --  Independent Auditors' Report -- KPMG Peat Marwick LLP dated January 31, 1997.


     B. Exhibits


         1.(a) --  Articles of Incorporation of the Registrant.*
           (b) --  Amended Articles of Incorporation of the Registrant.*
         2.    --  By-laws of the Registrant.*
         4.    --  Specimen certificate for shares of common stock of the Registrant.*
         5.(a) --  Investment Advisory Agreement between the Registrant and Arnhold and S. Bleichroeder,
                   Inc.*
           (b) --  Investment Advisory Agreement dated January 1, 1996.*
           (c) --  Assignment Agreement between the Registrant, Arnhold and S. Bleichroeder, Inc. and
                   Arnhold and S. Bleichroeder Advisers, Inc.*
         6.(a) --  Distribution Agreement between the Registrant and Arnhold and S. Bleichroeder, Inc.*
           (b) --  Subscription Offering Agreement between the Registrant and Arnhold and S. Bleichroeder,
                   Inc.*
         8.(a) --  Custody Agreement between the Registrant and The Bank of New York.*
           (b) --  Fund Accounting Agreement.*
           (c) --  Special Custody Agreement between Registrant, The Bank of New York and Arnhold and S.
                   Bleichroeder, Inc.*
           (d) --  Amendment to Custody Agreement for ACCESS between Registrant and The Bank of New York.
         9.(a) --  Transfer Agency Agreement.*
           (b) --  Services Agreement.*
        10.    --  Opinion of Fulbright & Jaworski L.L.P.
        11.    --  Consent of Independent Auditors.
        13.    --  Subscription Agreement.*
        17.    --  Financial Data Schedule.
        19.    --  Power of Attorney.*


------------

*  Previously filed and incorporated by reference.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     No persons are controlled by or under common control with the Registrant.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


                    TITLE OF CLASS                          NUMBER OF RECORD HOLDERS
                    --------------                          ------------------------
Common Stock...........................................      454 (as of April 1, 1997)

ITEM 27. INDEMNIFICATION

     The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, penalties, settlements and expenses to the fullest extent authorized, and in the manner permitted, by applicable federal and state law.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Arnhold and S. Bleichroeder Advisers, Inc. (the 'Adviser') is a wholly owned subsidiary of Arnhold and S. Bleichroeder, Inc. which has a substantial quantity of assets under management in the form of individual and fund accounts. Arnhold and S. Bleichroeder, Inc. is a registered broker-dealer and maintains a substantial involvement in the securities brokerage and underwriting businesses. The business and other connections of the Adviser's directors and officers are as follows:


             NAME                  POSITION WITH THE ADVISER              BUSINESS AND OTHER CONNECTIONS
             ----                  -------------------------              ------------------------------

Henry H. Arnhold..............  Director                          Co-Chairman  of  the  Board of  Arnhold  and S.
                                                                    Bleichroeder, Inc.; Director, Aquila
                                                                    International Fund Limited, First Eagle  Fund
                                                                    of America, Inc. and Conservation
                                                                    International;  Trustee,  The New  School for
                                                                    Social   Research;   Director,   Conservation
                                                                    International.
John P. Arnhold...............  President and Chief Executive     Co-President   and  Director,  Arnhold  and  S.
                                Officer                             Bleichroeder, Inc.; Director, Aquila
                                                                    International Fund  Limited  and  The  Global
                                                                    Beverage  Fund  Limited;  Co-President, First
                                                                    Eagle Fund of America, Inc.
Gary L. Fuhrman...............  Director                          Director and Senior Vice President, Arnhold and
                                                                    S. Bleichroeder Inc.; Director, National R.V.
                                                                    Holdings, Inc. and Medical Resources, Inc.
Stephen M. Kellen.............  Director                          Co-Chairman  of  the  Board of  Arnhold  and S.
                                                                    Bleichroeder Inc.; Director, First Eagle Fund
                                                                    of America, Inc. and The American Council  on
                                                                    Germany;  Trustee, The  Carnegie Hall Society
                                                                    and WNET/Thirteen;  Trustees Council  of  The
                                                                    National Gallery of Art.
Robert Miller.................  Vice President, Secretary and     Senior   Vice   President,   Arnhold   and   S.
                                Treasurer                           Bleichroeder,   Inc.;  Secretary,  Treasurer,
                                                                    Chief Accounting Officer and Chief  Financial
                                                                    Officer, First Eagle Fund of America, Inc.
Stanford S. Warshawsky........  Director                          Co-President,  Director and  Secretary, Arnhold
                                                                    and S. Bleichroeder,  Inc.;  Director,  First
                                                                    Eagle  Fund  of  America  and German-American
                                                                    Chamber of Commerce.


ITEM 29. PRINCIPAL UNDERWRITER


     (a) Arnhold and S. Bleichroeder, Inc. acts as an investment adviser to First Eagle Fund, N.V., Aquila International Fund Limited, Aetos Corporation, DEF Associates, N.V., Eagle Select Fund Limited and The Global Beverage Fund Limited.



            NAME AND PRINCIPAL             POSITION AND OFFICES                  POSITIONS AND OFFICES
(b)         BUSINESS ADDRESS*                WITH UNDERWRITER                       WITH REGISTRANT
            -----------------                ----------------                       ---------------
      Henry H. Arnhold..............  Co-Chairman of the Board        Director
      John P. Arnhold...............  Co-President and Director       President, Chief Executive Officer and Chief
                                                                      Financial Officer
      Michael M. Kellen.............  Senior Vice President and       Director and Vice Chairman of the Board
                                      Director
      Stephen M. Kellen.............  Co-Chairman of the Board        Director
      Tracy L. LaPointe.............  Vice President                  Assistant Vice President
      Arthur F. Lerner..............  Senior Vice President           Vice President
      Robert Miller.................  Senior Vice President           Secretary, Treasurer and Chief Accounting Officer
      Martha B. Pierce..............  Vice President                  Vice President
      Allan R. Raphael..............  Senior Vice President           Vice President
      Charles J. Rodriguez..........  Senior Vice President           Assistant Vice President
      Stanford S. Warshawsky........  Co-President, Director and      Director and Chairman of the Board
                                      Secretary


------------


* The Address of each person named is 1345 Avenue of the Americas, New York, New York 10105.

     (c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     The Registrant's accounts and records will be maintained at The Bank of New York, 48 Wall Street, New York, New York 10005. Records of shareholders' accounts will be maintained at BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus Ohio 43219.


ITEM 31. MANAGEMENT SERVICES

     The Registrant is not a party to any management-related service contract not discussed in the Prospectus or Statement of Additional Information of this Registration Statement.

ITEM 32. UNDERTAKINGS

     The Registrant hereby undertakes to provide each person to whom a copy of the Prospectus is given with a copy of the Fund's annual report, which contains the information required by item 5A of Form N-1A, upon request by such person and free of charge.

     The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director, if requested to do so by the holders of at least 10% of the Fund's outstanding shares, and that it will assist in communication with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 (the 'Securities Act') and the Investment Company Act of 1940 (the 'Investment Company Act'), the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the day of April 1997.


                                           FIRST EAGLE INTERNATIONAL FUND, INC.


                                          By: ________/s/ JOHN P. ARNHOLD_______
                                                      JOHN P. ARNHOLD
                                                         PRESIDENT

     Pursuant  to  the  requirements  of  the  Securities  Act  of  1933,   this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                SIGNATURE                                     CAPACITY                             DATE
                ---------                                     --------                             ----

           /s/ HENRY H. ARNHOLD             Director                                          April 24, 1997
------------------------------------------
            (HENRY H. ARNHOLD)

           /s/ EDWIN J. EHRLICH             Director                                          April 24, 1997
------------------------------------------
            (EDWIN J. EHRLICH)

               /s/ K. GEORG GABRIEL         Director                                          April 24, 1997
------------------------------------------
            (K. GEORG GABRIEL)

          /s/ ROBERT J. GELLERT             Director                                          April 24, 1997
------------------------------------------
           (ROBERT J. GELLERT)

          /s/ MICHAEL M. KELLEN             Director                                          April 24, 1997
------------------------------------------
           (MICHAEL M. KELLEN)

          /s/ STEPHEN M. KELLEN             Director                                          April 24, 1997
------------------------------------------
           (STEPHEN M. KELLEN)

           /s/ WILLIAM M. KELLY             Director                                          April 24, 1997
------------------------------------------
            (WILLIAM M. KELLY)

        /s/ STANFORD S. WARSHAWSKY          Director                                          April 24, 1997
------------------------------------------
         (STANFORD S. WARSHAWSKY)

                                            Director                                          April 24, 1997
------------------------------------------
           (J. FRANK WIEDEMAN)

           /s/ JOHN P. ARNHOLD              President, Chief Executive Officer and Chief      April 24, 1997
------------------------------------------    Financial Officer
            (JOHN P. ARNHOLD)

            /s/ ROBERT MILLER               Secretary, Treasurer and Chief Accounting         April 24, 1997
------------------------------------------    Officer
             (ROBERT MILLER)

                                 EXHIBIT INDEX



     B. Exhibits



         1.(a) --  Articles of Incorporation of the Registrant.*
           (b) --  Amended Articles of Incorporation of the Registrant.*
         2.    --  By-laws of the Registrant.*
         4.    --  Specimen certificate for shares of common stock of the Registrant.*
         5.(a) --  Investment Advisory Agreement between the Registrant and Arnhold and S. Bleichroeder,
                   Inc.*
           (b) --  Investment Advisory Agreement dated January 1, 1996.*
           (c) --  Assignment Agreement between the Registrant, Arnhold and S. Bleichroeder, Inc. and
                   Arnhold and S. Bleichroeder Advisers, Inc.*
         6.(a) --  Distribution Agreement between the Registrant and Arnhold and S. Bleichroeder, Inc.*
           (b) --  Subscription Offering Agreement between the Registrant and Arnhold and S. Bleichroeder,
                   Inc.*
         8.(a) --  Custody Agreement between the Registrant and The Bank of New York.*
           (b) --  Fund Accounting Agreement.*
           (c) --  Special Custody Agreement between Registrant, The Bank of New York and Arnhold and S.
                   Bleichroeder, Inc.*
           (d) --  Amendment to Custody Agreement for ACCESS between Registrant and The Bank of New York.
         9.(a) --  Transfer Agency Agreement.*
           (b) --  Services Agreement.*
        10.    --  Opinion of Fulbright & Jaworski L.L.P.
        11.    --  Consent of Independent Auditors.
        13.    --  Subscription Agreement.*
        17.    --  Financial Data Schedule.
        19.    --  Power of Attorney.*



------------



*  Previously filed and incorporated by reference.




                           STATEMENT OF DIFFERENCES

The dagger symbol shall be expressed as ....................................'D'
Characters normally expressed as superscript shall be preceded by .........'pp'


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